UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

November 30, 2011

1.809104.107

BAL-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	438,727	$ 25,784
Hotels, Restaurants & Leisure - 1.8%
Arcos Dorados Holdings, Inc.	1,410,407	30,916
Betfair Group PLC (e)	1,851,511	22,505
McDonald's Corp.	1,108,130	105,849
Starbucks Corp.	2,228,611	96,900
Yum! Brands, Inc.	1,768,610	99,113
		355,283
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	79,347	38,554
Media - 1.7%
Comcast Corp. Class A	1,451,686	32,910
DIRECTV (a)	2,701,574	127,568
Legend Pictures LLC (a)(p)(q)	8,571	6,428
The Walt Disney Co.	2,854,122	102,320
Time Warner, Inc.	1,965,165	68,427
		337,653
Multiline Retail - 0.7%
Dollar General Corp. (a)	2,116,160	85,853
Kohl's Corp.	788,828	42,439
		128,292
Specialty Retail - 1.3%
Abercrombie & Fitch Co. Class A	1,291,571	61,879
Limited Brands, Inc.	1,160,164	49,110
Lowe's Companies, Inc.	1,622,230	38,950
Sally Beauty Holdings, Inc. (a)	380,200	7,642
TJX Companies, Inc.	1,468,299	90,594
		248,175
Textiles, Apparel & Luxury Goods - 0.4%
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	404,174	32,871
VF Corp.	334,550	46,399
		79,270
TOTAL CONSUMER DISCRETIONARY		1,213,011
CONSUMER STAPLES - 6.9%
Beverages - 2.9%
Anheuser-Busch InBev SA NV	717,367	42,901
Carlsberg A/S Series B	46,900	3,444
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Bottling Co. CONSOLIDATED	119,907	$ 6,715
Coca-Cola FEMSA SAB de CV sponsored ADR	73,825	6,708
Coca-Cola Icecek A/S	450,564	5,272
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	202,625	6,966
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,318,745	45,146
Diageo PLC sponsored ADR (e)	542,003	46,401
Embotelladora Andina SA sponsored ADR (e)	250,926	6,825
Molson Coors Brewing Co. Class B	1,097,983	44,567
PepsiCo, Inc.	877,809	56,180
Pernod Ricard SA (e)	374,650	35,263
Remy Cointreau SA	339,482	28,294
The Coca-Cola Co.	3,316,682	222,981
		557,663
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	2,947,580	114,484
Drogasil SA	545,300	3,800
Walgreen Co.	959,792	32,364
		150,648
Food Products - 0.5%
Bunge Ltd.	386,013	24,126
Danone	82,900	5,464
First Resources Ltd.	2,313,000	2,780
Green Mountain Coffee Roasters, Inc. (a)	145,050	7,605
Nestle SA	343,138	19,213
Orion Corp.	6,253	3,381
Pilgrims Pride Corp. (a)(e)	640,945	3,679
Unilever NV (NY Reg.)	906,631	30,925
Viterra, Inc.	332,200	3,394
		100,567
Household Products - 1.5%
Colgate-Palmolive Co.	166,854	15,267
Procter & Gamble Co.	4,210,571	271,877
Spectrum Brands Holdings, Inc. (a)	243,007	6,809
		293,953
Personal Products - 0.3%
Amoreg	12,506	2,887
Avon Products, Inc.	621,406	10,564
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
L'Oreal SA	362,700	$ 39,149
Nu Skin Enterprises, Inc. Class A	114,090	5,447
		58,047
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	1,857,354	173,013
Japan Tobacco, Inc.	690	3,312
Souza Cruz Industria Comerico	535,300	6,791
		183,116
TOTAL CONSUMER STAPLES		1,343,994
ENERGY - 7.5%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	1,409,095	76,951
C&J Energy Services, Inc.	374,800	7,361
Discovery Offshore S.A. (a)(f)	1,018,700	1,570
Ensco International Ltd. ADR	700,360	36,398
Halliburton Co.	2,589,098	95,279
National Oilwell Varco, Inc.	742,455	53,234
Noble Corp.	1,255,208	43,342
Ocean Rig UDW, Inc.:
(Norway)	47,420	665
(United States)	756,088	9,444
Oceaneering International, Inc.	422,287	20,084
Schlumberger Ltd.	589,124	44,379
Transocean Ltd. (United States)	342,379	14,671
Vantage Drilling Co. (a)	4,677,101	5,613
		408,991
Oil, Gas & Consumable Fuels - 5.4%
Alpha Natural Resources, Inc. (a)	1,262,097	30,290
Anadarko Petroleum Corp.	963,877	78,334
Apache Corp.	921,671	91,651
BP PLC sponsored ADR	948,128	41,291
Canadian Natural Resources Ltd.	744,900	27,979
CVR Energy, Inc. (a)	402,924	7,333
EV Energy Partners LP	49,400	3,372
Exxon Mobil Corp.	2,151,891	173,098
Falkland Oil & Gas Ltd. (a)	22,245	18
HollyFrontier Corp.	2,121,618	49,328
InterOil Corp. (a)(e)	385,131	21,059
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	1,831,023	$ 51,195
Marathon Petroleum Corp.	1,435,488	47,931
Niko Resources Ltd.	346,400	17,582
Occidental Petroleum Corp.	638,748	63,172
Petrobank Energy & Resources Ltd. (a)	597,490	5,389
Petrominerales Ltd.	407,701	8,114
Resolute Energy Corp. (a)	822,962	11,151
Royal Dutch Shell PLC:
Class A sponsored ADR	105,070	7,355
Class B sponsored ADR	2,781,721	200,812
Suncor Energy, Inc.	751,300	22,628
Talisman Energy, Inc.	1,944,700	26,617
Western Refining, Inc. (a)(e)	747,788	8,891
Williams Companies, Inc.	1,646,600	53,152
		1,047,742
TOTAL ENERGY		1,456,733
FINANCIALS - 8.2%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	679,035	31,174
E*TRADE Financial Corp. (a)	629,301	5,777
Evercore Partners, Inc. Class A	275,200	7,620
ICAP PLC	838,300	4,674
Invesco Ltd.	1,101,582	22,307
Morgan Stanley	242,427	3,585
State Street Corp.	2,117,166	83,946
TD Ameritrade Holding Corp.	1,568,900	25,557
		184,640
Commercial Banks - 1.5%
CIT Group, Inc. (a)	251,394	8,512
Comerica, Inc.	995,672	25,111
FirstMerit Corp.	815,698	11,917
Huntington Bancshares, Inc.	3,687,034	19,357
Regions Financial Corp.	2,054,200	8,443
SunTrust Banks, Inc.	2,541,590	46,079
Synovus Financial Corp. (e)	4,447,320	6,627
U.S. Bancorp	5,852,193	151,689
Wells Fargo & Co.	322,069	8,329
		286,064
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.9%
Capital One Financial Corp.	2,932,577	$ 130,969
Credit Saison Co. Ltd.	401,400	7,351
Green Dot Corp. Class A (a)(e)	232,544	7,767
SLM Corp.	2,936,834	37,826
		183,913
Diversified Financial Services - 1.5%
African Bank Investments Ltd.	2,116,211	9,091
Citigroup, Inc.	4,084,774	112,250
CME Group, Inc.	30,677	7,647
JPMorgan Chase & Co.	4,755,098	147,265
NBH Holdings Corp. Class A (a)(f)	576,500	9,224
		285,477
Insurance - 2.4%
ACE Ltd.	780,450	54,265
Amlin PLC	2,296,345	12,087
Aon Corp.	529,657	24,348
Berkshire Hathaway, Inc.:
Class A (a)	208	24,648
Class B (a)	2,286,721	180,102
Fairfax Financial Holdings Ltd. (sub. vtg.)	120,400	49,225
MetLife, Inc.	3,284,347	103,391
Validus Holdings Ltd.	464,165	13,967
		462,033
Real Estate Investment Trusts - 0.8%
American Capital Agency Corp.	811,296	23,276
Camden Property Trust (SBI)	199,901	11,540
Equity Lifestyle Properties, Inc.	177,400	10,969
Japan Retail Fund Investment Corp.	5,153	7,882
Prologis, Inc.	793,262	22,069
Public Storage	409,595	54,026
The Macerich Co.	498,174	24,959
		154,721
Real Estate Management & Development - 0.0%
BR Malls Participacoes SA	505,700	5,120
PT Lippo Karawaci Tbk	106,970,750	7,595
		12,715
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	2,586,519	$ 34,064
TOTAL FINANCIALS		1,603,627
HEALTH CARE - 7.1%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	215,619	14,804
Amgen, Inc.	2,168,815	125,596
AVEO Pharmaceuticals, Inc. (a)	457,344	7,729
Biogen Idec, Inc. (a)	621,405	71,431
BioMarin Pharmaceutical, Inc. (a)	611,487	21,170
Gilead Sciences, Inc. (a)	1,712,444	68,241
Medivir AB (B Shares) (a)	14,751	140
ONYX Pharmaceuticals, Inc. (a)	367,607	16,211
		325,322
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	1,439,007	74,339
Boston Scientific Corp. (a)	3,634,291	21,442
Covidien PLC	1,840,103	83,817
Edwards Lifesciences Corp. (a)	616,181	40,686
Mako Surgical Corp. (a)(e)	716,043	20,622
Quidel Corp. (a)	1,129,647	20,503
The Cooper Companies, Inc.	207,000	12,681
Wright Medical Group, Inc. (a)	419,812	6,163
Zimmer Holdings, Inc. (a)	353,879	17,889
		298,142
Health Care Providers & Services - 1.5%
CIGNA Corp.	643,776	28,474
Henry Schein, Inc. (a)	631,113	40,606
McKesson Corp.	638,677	51,931
Medco Health Solutions, Inc. (a)	447,930	25,384
Omnicare, Inc.	665,051	21,687
UnitedHealth Group, Inc.	2,345,736	114,402
		282,484
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. (a)	746,936	28,010
Pharmaceuticals - 2.3%
Abbott Laboratories	188,600	10,288
Allergan, Inc.	290,700	24,337
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	402,797	$ 13,180
Eli Lilly & Co.	188,600	7,139
GlaxoSmithKline PLC sponsored ADR	1,184,200	52,673
Merck & Co., Inc.	1,918,150	68,574
Optimer Pharmaceuticals, Inc. (a)	275,004	3,168
Pfizer, Inc.	6,441,464	129,280
Sanofi-aventis sponsored ADR	1,324,300	46,364
Shire PLC sponsored ADR	569,600	57,712
Valeant Pharmaceuticals International, Inc. (Canada)	622,491	28,807
		441,522
TOTAL HEALTH CARE		1,375,480
INDUSTRIALS - 6.7%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	1,436,664	77,795
MTU Aero Engines Holdings AG	205,264	13,105
Precision Castparts Corp.	469,500	77,350
Textron, Inc.	2,033,144	39,504
The Boeing Co.	1,398,889	96,090
United Technologies Corp.	1,687,914	129,294
		433,138
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	472,386	32,363
Building Products - 0.3%
Armstrong World Industries, Inc.	454,546	18,041
Owens Corning (a)	1,172,008	33,637
		51,678
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	690,663	18,959
Stericycle, Inc. (a)	303,997	24,630
Swisher Hygiene, Inc.	121,681	471
		44,060
Construction & Engineering - 0.2%
Fluor Corp.	486,836	26,688
Foster Wheeler AG (a)	689,396	12,788
		39,476
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Emerson Electric Co.	1,027,903	$ 53,708
Regal-Beloit Corp.	649,381	34,196
		87,904
Industrial Conglomerates - 1.0%
Danaher Corp.	1,307,859	63,274
General Electric Co.	5,274,572	83,918
Tyco International Ltd.	806,050	38,658
		185,850
Machinery - 1.3%
Caterpillar, Inc.	954,413	93,418
Cummins, Inc.	889,866	85,721
Fanuc Corp.	116,200	19,094
Fiat Industrial SpA (a)	905,300	8,048
Joy Global, Inc.	183,300	16,732
Parker Hannifin Corp.	384,927	31,864
		254,877
Professional Services - 0.1%
CoStar Group, Inc. (a)	216,150	14,383
Road & Rail - 0.8%
CSX Corp.	2,754,478	59,800
Union Pacific Corp.	904,900	93,576
		153,376
TOTAL INDUSTRIALS		1,297,105
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.9%
Brocade Communications Systems, Inc. (a)	127,100	684
Ciena Corp. (a)(e)	1,100,149	13,323
Juniper Networks, Inc. (a)	2,376,436	53,969
Meru Networks, Inc. (a)(e)	189,492	891
Nokia Corp. sponsored ADR (e)	1,558,600	9,024
Polycom, Inc. (a)	327,100	5,528
QUALCOMM, Inc.	4,863,475	266,518
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2,157,400	22,933
ZTE Corp. (H Shares)	2,610,000	7,968
		380,838
Computers & Peripherals - 3.5%
Apple, Inc. (a)	1,450,720	554,465
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	2,064,504	$ 101,801
Toshiba Corp.	3,559,000	16,452
		672,718
Electronic Equipment & Components - 0.1%
Arrow Electronics, Inc. (a)	346,192	12,657
Internet Software & Services - 1.0%
Angie's List, Inc.	57,806	668
Baidu.com, Inc. sponsored ADR (a)	107,977	14,144
Dice Holdings, Inc. (a)	965,144	7,499
eBay, Inc. (a)	10,499	311
Google, Inc. Class A (a)	235,325	141,051
Mail.ru Group Ltd.:
GDR (a)(f)	329,034	10,134
GDR (Reg. S)	62,700	1,931
VeriSign, Inc.	734,330	24,659
		200,397
IT Services - 0.5%
Accenture PLC Class A	1,690,312	97,920
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	1,067,258	40,204
Analog Devices, Inc.	2,894,912	100,917
ARM Holdings PLC sponsored ADR	154,599	4,371
ASAT Holdings Ltd. (a)	88,719	0
ASML Holding NV	278,049	10,991
Avago Technologies Ltd.	877,204	26,246
International Rectifier Corp. (a)	826,913	17,390
Intersil Corp. Class A	1,380,016	14,670
KLA-Tencor Corp.	537,886	24,797
Lam Research Corp. (a)	715,918	29,188
Marvell Technology Group Ltd. (a)	693,615	9,794
Micron Technology, Inc. (a)	8,127,091	48,681
NXP Semiconductors NV (a)	1,189,515	20,103
RF Micro Devices, Inc. (a)	3,623,163	22,572
		369,924
Software - 3.2%
Ariba, Inc. (a)	946,662	28,731
Check Point Software Technologies Ltd. (a)	1,086,027	60,101
Citrix Systems, Inc. (a)	1,189,299	84,904
Electronic Arts, Inc. (a)	1,070,247	24,819
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	1,060,731	$ 56,473
Microsoft Corp.	7,206,012	184,330
Nuance Communications, Inc. (a)	481,600	11,838
Oracle Corp.	5,252,901	164,678
		615,874
TOTAL INFORMATION TECHNOLOGY		2,350,328
MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	501,407	41,993
E.I. du Pont de Nemours & Co.	1,836,403	87,633
Ecolab, Inc.	884,572	50,438
Sherwin-Williams Co.	430,188	37,353
		217,417
Containers & Packaging - 0.2%
Ball Corp.	544,250	19,109
Rock-Tenn Co. Class A	469,414	27,343
		46,452
Metals & Mining - 0.7%
First Quantum Minerals Ltd.	1,626,005	32,841
Goldcorp, Inc.	512,897	27,632
Ivanhoe Mines Ltd. (a)	822,900	17,750
Newmont Mining Corp.	389,517	26,830
Nucor Corp.	632,929	24,956
		130,009
TOTAL MATERIALS		393,878
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	439,688	12,742
CenturyLink, Inc.	3,196,641	119,938
Verizon Communications, Inc.	2,267,913	85,568
		218,248
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A	2,000,833	118,049
Mobile TeleSystems OJSC sponsored ADR	268,400	4,638
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	291,700	$ 6,712
TIM Participacoes SA sponsored ADR	115,200	2,743
		132,142
TOTAL TELECOMMUNICATION SERVICES		350,390
UTILITIES - 2.3%
Electric Utilities - 1.6%
Duke Energy Corp.	2,700,795	56,312
Edison International	1,456,007	57,236
Exelon Corp.	1,203,925	53,346
FirstEnergy Corp.	1,439,936	64,034
NextEra Energy, Inc.	1,092,754	60,582
Progress Energy, Inc.	433,805	23,590
		315,100
Gas Utilities - 0.0%
ONEOK, Inc.	33,000	2,744
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	1,346,050	54,057
NRG Energy, Inc. (a)	158,932	3,128
The AES Corp. (a)	2,361,606	28,528
		85,713
Multi-Utilities - 0.2%
Sempra Energy	783,360	41,667
TOTAL UTILITIES		445,224
TOTAL COMMON STOCKS (Cost $10,966,234)		11,829,770
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a) (Cost $90)	2,416	0
Nonconvertible Bonds - 7.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 4,975	$ 6,107
Comcast Corp.:
4.95% 6/15/16	2,207	2,431
5.15% 3/1/20	644	716
6.4% 3/1/40	4,756	5,469
COX Communications, Inc. 4.625% 6/1/13	3,612	3,780
Discovery Communications LLC 3.7% 6/1/15	5,116	5,352
NBCUniversal Media LLC:
3.65% 4/30/15	6,489	6,803
5.15% 4/30/20	7,276	7,868
6.4% 4/30/40	6,271	7,183
News America Holdings, Inc. 7.75% 12/1/45	7,691	8,892
News America, Inc.:
6.15% 3/1/37	1,071	1,121
6.15% 2/15/41	4,393	4,703
Time Warner Cable, Inc.:
5.4% 7/2/12	2,870	2,940
5.85% 5/1/17	3,400	3,828
6.2% 7/1/13	2,729	2,936
6.75% 7/1/18	1,378	1,601
Time Warner, Inc.:
3.15% 7/15/15	392	405
5.375% 10/15/41	1,865	1,865
5.875% 11/15/16	4,125	4,738
6.2% 3/15/40	3,821	4,165
6.5% 11/15/36	2,758	3,096
		85,999
Specialty Retail - 0.0%
Lowe's Companies, Inc. 3.8% 11/15/21	4,360	4,353
Staples, Inc. 7.375% 10/1/12	820	859
		5,212
TOTAL CONSUMER DISCRETIONARY		91,211
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	3,211	3,275
5.375% 11/15/14	7,113	7,924
Diageo Capital PLC 5.2% 1/30/13	4,139	4,346
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
FBG Finance Ltd. 5.125% 6/15/15 (f)	$ 3,447	$ 3,757
Fortune Brands, Inc.:
5.375% 1/15/16	1,615	1,755
5.875% 1/15/36	8,406	8,386
6.375% 6/15/14	482	528
		29,971
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (f)	572	671
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	9,007
6.5% 8/11/17	8,854	10,378
6.75% 2/19/14	436	487
		20,543
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	483	548
9.7% 11/10/18	16,451	21,529
Reynolds American, Inc.:
6.75% 6/15/17	3,486	3,954
7.25% 6/15/37	7,569	8,431
		34,462
TOTAL CONSUMER STAPLES		84,976
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (f)	6,554	6,772
5.35% 3/15/20 (f)	6,637	7,103
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	7,853
5% 10/1/21	2,791	2,774
6.5% 4/1/20	1,091	1,199
Noble Holding International Ltd. 3.45% 8/1/15	934	978
Transocean, Inc.:
5.05% 12/15/16	4,522	4,518
6.375% 12/15/21	5,971	5,968
7.35% 12/15/41	1,129	1,129
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 2,045	$ 2,152
5.15% 3/15/13	2,673	2,785
		43,231
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	718	803
6.375% 9/15/17	13,514	15,479
BW Group Ltd. 6.625% 6/28/17 (f)	1,647	1,495
Canadian Natural Resources Ltd.:
5.15% 2/1/13	5,282	5,528
5.7% 5/15/17	424	493
Duke Capital LLC 6.25% 2/15/13	809	851
Duke Energy Field Services:
5.375% 10/15/15 (f)	1,435	1,560
6.45% 11/3/36 (f)	6,493	7,379
El Paso Natural Gas Co. 5.95% 4/15/17	1,098	1,236
Enbridge Energy Partners LP 4.2% 9/15/21	7,741	7,877
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,391	3,684
Enterprise Products Operating LP:
5.6% 10/15/14	715	785
5.65% 4/1/13	563	591
EQT Corp. 4.875% 11/15/21	3,048	3,016
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	4,535	4,650
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	327	380
Marathon Petroleum Corp. 5.125% 3/1/21	4,207	4,283
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	6,234	6,690
Motiva Enterprises LLC 6.85% 1/15/40 (f)	4,294	5,415
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,702
Nexen, Inc.:
5.2% 3/10/15	1,067	1,146
5.875% 3/10/35	1,565	1,508
6.2% 7/30/19	893	1,016
6.4% 5/15/37	1,750	1,787
NGPL PipeCo LLC 6.514% 12/15/12 (f)	4,184	4,226
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	6,946	7,047
5.75% 1/20/20	15,286	15,867
7.875% 3/15/19	7,382	8,633
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
5.5% 1/21/21	$ 7,423	$ 7,887
6% 3/5/20	952	1,050
6.5% 6/2/41 (f)	8,760	9,439
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	149	157
4.25% 9/1/12	718	734
5% 2/1/21	3,381	3,585
6.125% 1/15/17	1,940	2,180
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	3,472	3,537
5.5% 9/30/14 (f)	5,137	5,522
5.832% 9/30/16 (f)	1,223	1,309
6.332% 9/30/27 (f)	5,910	6,290
6.75% 9/30/19 (f)	3,177	3,797
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	3,193	3,379
Schlumberger Investment SA 3.3% 9/14/21 (f)	4,499	4,540
Southeast Supply Header LLC 4.85% 8/15/14 (f)	543	579
Spectra Energy Capital, LLC 5.65% 3/1/20	455	498
Spectra Energy Partners, LP:
2.95% 6/15/16	1,325	1,347
4.6% 6/15/21	1,733	1,776
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,532
Western Gas Partners LP 5.375% 6/1/21	7,979	8,011
XTO Energy, Inc.:
4.9% 2/1/14	394	429
5% 1/31/15	1,414	1,594
5.65% 4/1/16	970	1,151
		186,450
TOTAL ENERGY		229,681
FINANCIALS - 3.4%
Capital Markets - 0.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	11,058	11,792
Goldman Sachs Group, Inc.:
3.7% 8/1/15	7,427	7,164
5.95% 1/18/18	4,684	4,653
6% 6/15/20	4,000	3,901
6.15% 4/1/18	1,671	1,668
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.75% 10/1/37	$ 8,872	$ 7,893
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	11,796
Lazard Group LLC:
6.85% 6/15/17	4,528	4,747
7.125% 5/15/15	1,616	1,736
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,465	5,449
6.11% 1/29/37	2,853	2,211
6.4% 8/28/17	4,179	4,002
Morgan Stanley:
4.75% 4/1/14	3,169	3,041
5.5% 7/28/21	11,444	9,976
5.625% 9/23/19	1,795	1,567
5.75% 1/25/21	8,300	7,411
6% 4/28/15	2,091	2,034
6.625% 4/1/18	1,257	1,182
7.3% 5/13/19	6,528	6,425
		98,648
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	16,045	14,071
6.1% 6/15/17	565	501
Credit Suisse New York Branch 6% 2/15/18	15,195	14,713
Discover Bank:
7% 4/15/20	4,639	4,747
8.7% 11/18/19	2,425	2,707
Export-Import Bank of Korea:
5.25% 2/10/14 (f)	456	479
5.5% 10/17/12	2,649	2,718
Fifth Third Bancorp:
3.625% 1/25/16	4,058	4,067
4.5% 6/1/18	584	565
8.25% 3/1/38	4,070	4,882
Fifth Third Bank 4.75% 2/1/15	951	981
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)	4,393	4,239
HBOS PLC 6.75% 5/21/18 (f)	560	447
Huntington Bancshares, Inc. 7% 12/15/20	1,908	2,112
JPMorgan Chase Bank 6% 10/1/17	2,460	2,631
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 2,765	$ 2,956
5.8% 7/1/14	5,776	6,167
KeyCorp. 5.1% 3/24/21	3,752	3,799
Manufacturers & Traders Trust Co. 1.8721% 4/1/13 (m)	791	790
Marshall & Ilsley Bank:
4.85% 6/16/15	3,561	3,717
5% 1/17/17	9,004	9,448
5.25% 9/4/12	2,221	2,291
Regions Bank:
6.45% 6/26/37	6,564	5,382
7.5% 5/15/18	3,852	3,698
Regions Financial Corp.:
0.5281% 6/26/12 (m)	499	485
5.75% 6/15/15	1,443	1,380
7.75% 11/10/14	6,740	6,824
SunTrust Banks, Inc. 3.6% 4/15/16	6,397	6,413
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(m)	2,233	1,983
UnionBanCal Corp. 5.25% 12/16/13	777	800
Wachovia Bank NA:
4.8% 11/1/14	551	584
4.875% 2/1/15	1,653	1,734
Wachovia Corp.:
5.625% 10/15/16	3,991	4,259
5.75% 6/15/17	2,371	2,673
Wells Fargo & Co.:
3.625% 4/15/15	4,435	4,633
3.676% 6/15/16	3,236	3,386
		133,262
Consumer Finance - 0.2%
Discover Financial Services:
6.45% 6/12/17	12,103	12,495
10.25% 7/15/19	862	1,020
General Electric Capital Corp.:
2.25% 11/9/15	5,578	5,523
2.95% 5/9/16	1,523	1,524
3.5% 6/29/15	1,574	1,625
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
5.625% 9/15/17	$ 15,752	$ 17,285
HSBC Finance Corp. 5.9% 6/19/12	855	873
		40,345
Diversified Financial Services - 0.7%
Bank of America Corp. 5.75% 12/1/17	11,990	10,930
BP Capital Markets PLC:
3.125% 10/1/15	968	999
3.625% 5/8/14	7,827	8,213
4.5% 10/1/20	961	1,033
4.742% 3/11/21	6,000	6,620
Capital One Capital V 10.25% 8/15/39	4,592	4,764
Citigroup, Inc.:
3.953% 6/15/16	8,010	7,853
4.75% 5/19/15	11,282	11,337
5.5% 4/11/13	8,594	8,803
6.5% 8/19/13	25,586	26,625
JPMorgan Chase & Co.:
3.15% 7/5/16	10,650	10,486
3.4% 6/24/15	949	964
4.35% 8/15/21	8,020	7,821
4.65% 6/1/14	8,500	8,990
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	2,258	2,287
5.5% 1/15/14 (f)	816	834
5.7% 4/15/17 (f)	1,991	2,012
TECO Finance, Inc.:
4% 3/15/16	1,828	1,918
5.15% 3/15/20	10,344	11,381
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	4,215	4,384
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(m)	4,049	3,715
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(m)	1,303	1,264
		143,233
Insurance - 0.6%
American International Group, Inc. 4.875% 9/15/16	7,820	7,315
Aon Corp.:
3.125% 5/27/16	4,391	4,402
3.5% 9/30/15	3,180	3,247
5% 9/30/20	2,475	2,638
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
6.25% 9/30/40	$ 2,120	$ 2,506
Assurant, Inc. 5.625% 2/15/14	2,245	2,337
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	474
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(m)	1,750	1,680
Hartford Financial Services Group, Inc. 5.375% 3/15/17	287	283
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	8,005	7,582
6.5% 3/15/35 (f)	1,315	1,260
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,458	4,706
MetLife, Inc.:
5% 6/15/15	941	1,020
6.125% 12/1/11	800	800
6.75% 6/1/16	5,158	5,857
Metropolitan Life Global Funding I:
5.125% 4/10/13 (f)	452	472
5.125% 6/10/14 (f)	4,625	4,965
Monumental Global Funding III 5.5% 4/22/13 (f)	2,585	2,730
New York Life Insurance Co. 6.75% 11/15/39 (f)	3,203	3,923
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,632	5,248
Pacific Life Global Funding 5.15% 4/15/13 (f)	3,976	4,164
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,353	4,373
Pacific LifeCorp 6% 2/10/20 (f)	5,390	5,663
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,485
4.5% 11/16/21	4,800	4,657
5.15% 1/15/13	2,934	3,046
5.8% 11/16/41	4,800	4,614
7.375% 6/15/19	2,520	2,890
8.875% 6/15/38 (m)	2,403	2,691
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(m)	473	439
Symetra Financial Corp. 6.125% 4/1/16 (f)	5,955	5,968
Unum Group:
5.625% 9/15/20	3,667	3,807
7.125% 9/30/16	869	996
		112,238
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	$ 296	$ 307
5.5% 1/15/12	1,481	1,487
BRE Properties, Inc. 5.5% 3/15/17	977	1,040
Camden Property Trust:
5.375% 12/15/13	3,103	3,247
5.875% 11/30/12	542	558
Developers Diversified Realty Corp.:
4.75% 4/15/18	5,610	5,246
5.375% 10/15/12	4,036	4,066
7.5% 4/1/17	4,622	5,017
Duke Realty LP:
4.625% 5/15/13	967	990
5.875% 8/15/12	98	100
Equity One, Inc.:
5.375% 10/15/15	948	973
6% 9/15/17	717	732
6.25% 12/15/14	1,000	1,052
6.25% 1/15/17	399	415
Federal Realty Investment Trust:
5.4% 12/1/13	355	371
5.9% 4/1/20	1,860	1,986
6% 7/15/12	3,443	3,511
6.2% 1/15/17	501	552
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,798
6.25% 6/15/17	996	1,047
6.65% 1/15/18	676	719
Washington (REIT) 5.25% 1/15/14	476	502
		35,716
Real Estate Management & Development - 0.4%
AMB Property LP 5.9% 8/15/13	2,086	2,162
BioMed Realty LP:
3.85% 4/15/16	7,000	6,885
6.125% 4/15/20	2,467	2,529
Brandywine Operating Partnership LP:
5.7% 5/1/17	129	132
5.75% 4/1/12	2,217	2,236
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,705
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP: - continued
5.25% 3/15/21	$ 4,138	$ 4,057
Duke Realty LP:
5.4% 8/15/14	771	804
5.5% 3/1/16	3,075	3,192
6.75% 3/15/20	560	596
8.25% 8/15/19	2,489	2,893
ERP Operating LP:
4.75% 7/15/20	5,288	5,325
5.5% 10/1/12	382	393
5.75% 6/15/17	2,042	2,216
Liberty Property LP:
4.75% 10/1/20	7,482	7,492
5.125% 3/2/15	1,229	1,307
5.5% 12/15/16	1,772	1,899
Mack-Cali Realty LP 7.75% 8/15/19	1,036	1,221
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,212
Regency Centers LP:
4.95% 4/15/14	494	517
5.25% 8/1/15	1,725	1,830
5.875% 6/15/17	877	950
Simon Property Group LP:
2.8% 1/30/17	1,468	1,471
4.125% 12/1/21	4,110	4,098
4.2% 2/1/15	2,640	2,790
6.75% 5/15/14	5,698	6,282
Tanger Properties LP:
6.125% 6/1/20	8,866	9,658
6.15% 11/15/15	1,254	1,384
		81,236
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.75% 7/12/16	3,805	3,310
5.65% 5/1/18	1,270	1,117
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,919	6,455
		10,882
TOTAL FINANCIALS		655,560
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	$ 7,000	$ 6,748
Celgene Corp. 2.45% 10/15/15	907	922
		7,670
Health Care Providers & Services - 0.2%
Aristotle Holding, Inc. 4.75% 11/15/21 (f)	6,772	6,836
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,577
6.3% 8/15/14	2,925	3,181
Express Scripts, Inc.:
3.125% 5/15/16	6,890	6,836
6.25% 6/15/14	1,991	2,178
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,740	1,724
4.125% 9/15/20	5,031	4,938
		27,270
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	1,065	1,144
TOTAL HEALTH CARE		36,084
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	846	895
6.375% 6/1/19 (f)	5,000	5,597
6.4% 12/15/11 (f)	661	662
		7,154
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	3,058	3,108
6.9% 7/2/19	887	911
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,794	1,776
8.36% 1/20/19	1,357	1,343
		7,138
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	$ 10,356	$ 11,575
TOTAL INDUSTRIALS		25,867
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	3,694	3,955
6% 10/1/12	4,552	4,739
6.55% 10/1/17	1,119	1,290
		9,984
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	545	566
4.5% 5/15/21	2,447	2,432
5.5% 5/15/12	1,881	1,919
		4,917
TOTAL INFORMATION TECHNOLOGY		14,901
MATERIALS - 0.3%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	6,139	6,077
4.25% 11/15/20	3,349	3,366
4.85% 8/15/12	3,469	3,557
5.25% 11/15/41	3,238	3,155
7.6% 5/15/14	10,939	12,366
		28,521
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,152	2,281
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	1,278	1,470
ArcelorMittal SA 3.75% 3/1/16	2,109	1,958
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,597	1,619
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	6,889	6,889
6.375% 11/30/12 (f)	1,618	1,694
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd. 3.75% 9/20/21	$ 4,681	$ 4,734
Vale Overseas Ltd. 6.25% 1/23/17	2,726	3,012
		21,376
TOTAL MATERIALS		52,178
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
2.5% 8/15/15	6,691	6,878
6.8% 5/15/36	9,241	11,284
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,158	1,504
CenturyLink, Inc.:
6.15% 9/15/19	3,372	3,245
6.45% 6/15/21	8,745	8,426
7.6% 9/15/39	1,011	951
Embarq Corp. 7.995% 6/1/36	3,741	3,762
Telefonica Emisiones SAU:
5.134% 4/27/20	772	680
5.462% 2/16/21	4,994	4,454
6.421% 6/20/16	939	952
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,159
6.25% 4/1/37	4,611	5,416
		50,711
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV:
2.375% 9/8/16	9,279	9,057
3.625% 3/30/15	1,082	1,127
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	13,460	14,557
5.875% 10/1/19	8,810	9,704
6.35% 3/15/40	2,500	2,722
Vodafone Group PLC 5% 12/16/13	2,696	2,892
		40,059
TOTAL TELECOMMUNICATION SERVICES		90,770
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.8%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	$ 333	$ 388
AmerenUE 6.4% 6/15/17	3,507	4,176
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,829	5,187
Commonwealth Edison Co. 1.625% 1/15/14	4,248	4,277
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,410	5,500
6.4% 9/15/20 (f)	10,602	11,123
Edison International 3.75% 9/15/17	4,275	4,372
EDP Finance BV:
4.9% 10/1/19 (f)	1,900	1,396
6% 2/2/18 (f)	2,801	2,286
Enel Finance International SA 5.7% 1/15/13 (f)	305	310
FirstEnergy Corp. 7.375% 11/15/31	9,223	10,814
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,922
6.05% 8/15/21	6,625	7,250
LG&E and KU Energy LLC:
2.125% 11/15/15	4,999	4,898
3.75% 11/15/20	984	982
Nevada Power Co.:
6.5% 5/15/18	5,290	6,306
6.5% 8/1/18	1,844	2,209
Pacific Gas & Electric Co. 3.25% 9/15/21	1,084	1,081
Pennsylvania Electric Co. 6.05% 9/1/17	618	704
Pepco Holdings, Inc. 2.7% 10/1/15	4,728	4,759
Sierra Pacific Power Co. 5.45% 9/1/13	1,831	1,954
Wisconsin Electric Power Co. 2.95% 9/15/21	1,259	1,261
		83,155
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	357	407
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	2,360	2,355
		2,762
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,413	2,644
Exelon Generation Co. LLC:
4% 10/1/20	8,787	8,964
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Exelon Generation Co. LLC: - continued
5.35% 1/15/14	$ 1,235	$ 1,322
PSEG Power LLC 2.75% 9/15/16	1,703	1,702
		14,632
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
2.6686% 9/30/66 (m)	13,426	11,351
7.5% 6/30/66 (m)	3,828	4,019
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	3,227	3,355
6.5% 9/15/37	3,287	4,112
National Grid PLC 6.3% 8/1/16	407	467
NiSource Finance Corp.:
4.45% 12/1/21	2,779	2,805
5.25% 9/15/17	682	749
5.4% 7/15/14	6,582	7,132
5.45% 9/15/20	980	1,063
5.8% 2/1/42	3,785	3,870
5.95% 6/15/41	8,000	8,119
6.25% 12/15/40	1,664	1,758
6.4% 3/15/18	1,557	1,788
6.8% 1/15/19	4,065	4,728
San Diego Gas & Electric Co. 3% 8/15/21	1,980	2,034
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	3,554	3,554
		60,904
TOTAL UTILITIES		161,453
TOTAL NONCONVERTIBLE BONDS (Cost $1,373,165)		1,442,681
U.S. Government and Government Agency Obligations - 9.7%

U.S. Government Agency Obligations - 0.3%
Fannie Mae Guaranteed Mortgage pass-thru certificates 0.875% 8/28/14	11,611	11,657
Tennessee Valley Authority 3.875% 2/15/21	39,390	43,985
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		55,642
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	$ 27,649	$ 36,934
2.125% 2/15/41	100,213	134,779
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		171,713
U.S. Treasury Obligations - 8.5%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 12/1/11 to 3/1/12 (i)	14,300	14,300
U.S. Treasury Bonds:
3.75% 8/15/41	49,720	56,557
4.375% 5/15/41	126,612	159,709
U.S. Treasury Notes:
0.25% 9/15/14	11,228	11,189
0.5% 8/15/14	88,000	88,309
0.625% 7/15/14	641,608	646,119
0.875% 11/30/16	34,204	34,052
1% 9/30/16	40,331	40,482
1.75% 10/31/18	24,610	24,987
2.125% 8/15/21	99,140	99,729
3.125% 4/30/17 (j)	222,620	246,482
3.125% 5/15/21	225,932	247,766
TOTAL U.S. TREASURY OBLIGATIONS		1,669,681
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,793,484)		1,897,036
U.S. Government Agency - Mortgage Securities - 7.9%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 5.1%
2.303% 6/1/36 (m)	186	196
2.636% 7/1/37 (m)	608	645
3% 12/1/26 (h)	8,000	8,191
3.5% 1/1/21 to 9/1/26	18,948	19,740
3.5% 12/1/26 (h)	4,400	4,572
3.5% 12/1/26 (h)	4,400	4,572
4% 11/1/26 to 11/1/41	81,766	85,430
4% 12/1/26 (h)	17,000	17,845
4% 12/1/26 (h)	8,076	8,477
4% 9/1/41	150	157
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
4% 10/1/41	$ 11,287	$ 11,805
4% 12/1/41 (h)	86,400	90,002
4% 12/1/41 (h)	54,700	56,981
4% 12/1/41 (h)	36,900	38,438
4.5% 4/1/18 to 11/1/41 (h)	171,603	182,479
4.5% 12/1/26 (h)	12,000	12,756
4.5% 12/1/41 (h)	22,600	23,891
5% 12/1/25 to 5/1/40	58,667	63,055
5.5% 9/1/24 to 3/1/40	85,148	92,551
5.5% 12/1/41 (h)	8,800	9,552
5.5% 12/1/41 (h)	7,000	7,598
6% 6/1/35 to 2/1/40	127,312	139,911
6% 12/1/41 (h)	54,600	59,846
6% 12/1/41 (h)	34,200	37,486
6% 12/1/41 (h)	9,200	10,084
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		986,260
Freddie Mac - 1.5%
3.171% 10/1/35 (m)	266	284
4% 12/1/40 to 11/1/41	13,338	13,978
4% 9/1/41	954	997
4% 12/1/41 (h)	23,000	23,918
4% 1/1/42 (h)	23,000	23,870
4.5% 7/1/25 to 10/1/41	67,697	71,487
4.5% 12/1/41 (h)	17,900	18,845
4.5% 12/1/41 (h)	8,000	8,422
5% 3/1/19 to 9/1/40	43,398	46,554
5.5% 1/1/28 to 3/1/40	63,080	68,105
5.5% 12/1/41 (h)	8,800	9,500
6% 7/1/37 to 8/1/37	1,539	1,686
6.5% 3/1/36	1,523	1,690
TOTAL FREDDIE MAC		289,336
Ginnie Mae - 1.3%
3.5% 12/1/41 (h)	14,200	14,719
3.5% 1/1/42 (h)	14,200	14,673
4% 1/15/25 to 11/15/41	45,240	48,358
4% 12/1/41 (h)	4,000	4,265
4% 12/1/41 (h)	1,800	1,919
4% 12/1/41 (h)	5,800	6,184
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 12/1/41 (h)	$ 5,200	$ 5,544
4% 12/1/41 (h)	600	640
4% 1/1/42 (h)	5,200	5,529
4.5% 5/15/39 to 3/20/41	48,920	53,216
4.5% 12/1/41 (h)	4,700	5,107
4.5% 12/1/41 (h)	2,100	2,282
4.5% 12/1/41 (h)	1,500	1,630
4.5% 1/1/42 (h)	6,200	6,723
5% 5/15/34 to 11/15/40	37,935	41,839
5% 12/1/41 (h)	8,300	9,135
5% 12/1/41 (h)	2,800	3,082
5% 12/1/41 (h)	8,300	9,135
5% 1/1/42 (h)	11,100	12,194
5.5% 12/15/31 to 1/15/39	1,674	1,875
6% 2/15/34	11,693	13,175
TOTAL GINNIE MAE		261,224
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,522,204)		1,536,820
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7272% 4/25/35 (m)	1,443	931
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.9072% 3/25/34 (m)	467	350
Series 2005-HE2 Class M2, 0.7072% 4/25/35 (m)	135	130
Series 2006-OP1 Class M4, 0.6272% 4/25/36 (m)	90	0 *
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (m)	688	7
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	3,320	3,380
Series 2011-1 Class A2, 2.15% 1/15/16	6,360	6,439
Series 2011-3 Class A2, 1.81% 5/15/16	5,770	5,804
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	777	778
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9572% 12/25/33 (m)	94	74
Series 2004-R2 Class M3, 0.8072% 4/25/34 (m)	147	47
Series 2005-R2 Class M1, 0.7072% 4/25/35 (m)	2,266	1,997
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0247% 3/25/34 (m)	$ 53	$ 36
Series 2004-W11 Class M2, 0.9572% 11/25/34 (m)	616	509
Series 2004-W7 Class M1, 0.8072% 5/25/34 (m)	1,600	1,155
Series 2006-W4 Class A2C, 0.4172% 5/25/36 (m)	1,480	383
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0822% 4/25/34 (m)	2,842	1,946
Series 2006-HE2 Class M1, 0.6272% 3/25/36 (m)	140	1
Axon Financial Funding Ltd. 0.9743% 4/4/17 (d)(f)(m)	6,960	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (m)	1,537	1,353
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	583	591
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7048% 7/20/39 (f)(m)	308	223
Class B, 1.0048% 7/20/39 (f)(m)	290	114
Class C, 1.3548% 7/20/39 (f)(m)	372	11
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5572% 7/25/36 (m)	5,102	217
Series 2006-NC4 Class M1, 0.5572% 10/25/36 (m)	3,478	44
Series 2007-RFC1 Class A3, 0.3972% 12/25/36 (m)	1,978	604
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,544
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.5272% 10/25/35 (m)	1,263	1,199
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3172% 6/25/47 (m)	27	27
Series 2007-4 Class A1A, 0.4596% 9/25/37 (m)	337	321
Series 2007-5 Class 2A1, 0.3572% 9/25/47 (m)	2,716	2,640
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2272% 4/25/34 (m)	175	86
Series 2004-4 Class M2, 1.0522% 6/25/34 (m)	645	280
Series 2005-3 Class MV1, 0.6772% 8/25/35 (m)	458	446
Series 2005-AB1 Class A2, 0.4672% 8/25/35 (m)	20	20
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (f)	136	137
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.715% 5/28/35 (m)	43	28
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4322% 8/25/34 (m)	319	186
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0822% 3/25/34 (m)	$ 25	$ 5
Series 2006-FF14 Class A2, 0.3172% 10/25/36 (m)	959	921
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	7,020	7,041
Franklin Auto Trust Series 2007-1 Class C, 5.43% 2/16/15	613	613
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7472% 1/25/35 (m)	1,041	328
Class M4, 0.9372% 1/25/35 (m)	399	93
Series 2006-D Class M1, 0.4872% 11/25/36 (m)	118	1
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (f)(m)	3,122	1,561
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	897	825
GE Business Loan Trust:
Series 2003-1 Class A, 0.679% 4/15/31 (f)(m)	253	240
Series 2006-2A:
Class A, 0.429% 11/15/34 (f)(m)	1,652	1,367
Class B, 0.529% 11/15/34 (f)(m)	596	385
Class C, 0.629% 11/15/34 (f)(m)	991	490
Class D, 0.999% 11/15/34 (f)(m)	377	83
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7581% 6/25/42 (m)	556	434
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9072% 6/25/34 (m)	2,938	1,808
Series 2007-HE1 Class M1, 0.5072% 3/25/47 (m)	1,186	49
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6572% 9/25/46 (f)(m)	358	190
Class C, 0.8072% 9/25/46 (f)(m)	1,676	221
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5772% 8/25/33 (m)	401	278
Series 2003-3 Class M1, 1.5472% 8/25/33 (m)	778	613
Series 2003-5 Class A2, 0.9572% 12/25/33 (m)	36	25
Series 2005-5 Class 2A2, 0.5072% 11/25/35 (m)	30	29
Series 2006-1 Class 2A3, 0.4822% 4/25/36 (m)	672	654
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5448% 3/20/36 (m)	696	564
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4472% 1/25/37 (m)	1,642	550
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5572% 7/25/36 (m)	3,185	69
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust: - continued
Series 2007-CH1:
Class AV4, 0.3872% 11/25/36 (m)	$ 1,641	$ 1,378
Class MV1, 0.4872% 11/25/36 (m)	1,335	653
Series 2007-CH3 Class M1, 0.5572% 3/25/37 (m)	574	65
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6902% 12/27/29 (m)	691	606
Series 2006-A Class 2C, 1.5102% 3/27/42 (m)	2,909	774
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3372% 6/25/34 (m)	96	59
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	12	12
Class C, 5.691% 10/20/28 (f)	5	6
Class D, 6.01% 10/20/28 (f)	65	65
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5172% 10/25/36 (m)	589	18
Series 2007-HE1 Class M1, 0.5572% 5/25/37 (m)	861	23
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0072% 7/25/34 (m)	172	108
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2322% 7/25/34 (m)	596	401
Series 2006-FM1 Class A2B, 0.3672% 4/25/37 (m)	1,937	1,386
Series 2006-OPT1 Class A1A, 0.5172% 6/25/35 (m)	3,185	2,280
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5972% 8/25/34 (m)	63	47
Series 2005-NC1 Class M1, 0.6972% 1/25/35 (m)	439	280
Series 2005-NC2 Class B1, 1.4272% 3/25/35 (m)	457	58
Series 2007-HE2 Class M1, 0.5072% 1/25/37 (m)	2,922	12
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (o)	1,638	143
Series 2006-3 Class AIO, 7.1% 1/25/12 (o)	230	2
Series 2006-4:
Class AIO, 6.35% 2/27/12 (o)	1,116	8
Class D, 1.3572% 5/25/32 (m)	2,225	5
Series 2007-1 Class AIO, 7.27% 4/25/12 (o)	1,587	44
Series 2007-2 Class AIO, 6.7% 7/25/12 (o)	1,351	48
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7672% 9/25/35 (m)	1,566	722
Series 2005-D Class M2, 0.7272% 2/25/36 (m)	857	85
Ocala Funding LLC:
Series 2005-1A Class A, 1.7548% 3/20/10 (d)(f)(m)	621	0
Series 2006-1A Class A, 1.6548% 3/20/11 (d)(f)(m)	1,290	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (m)	$ 28	$ 27
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (m)	87	84
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5072% 9/25/34 (m)	585	200
Class M4, 1.7072% 9/25/34 (m)	750	168
Series 2005-WCH1:
Class M2, 0.7772% 1/25/36 (m)	2,624	2,242
Class M3, 0.8172% 1/25/36 (m)	525	326
Class M4, 1.0872% 1/25/36 (m)	1,620	625
Series 2005-WHQ2 Class M7, 1.5072% 5/25/35 (m)	1,431	10
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4872% 12/25/36 (m)	390	9
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0572% 4/25/33 (m)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0522% 3/25/35 (m)	1,512	941
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9772% 1/25/36 (m)	13	0 *
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3947% 3/20/19 (FGIC Insured) (f)(m)	640	612
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2971% 6/15/33 (m)	1,396	673
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	655	0 *
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9822% 9/25/34 (m)	73	29
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	637	659
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1172% 9/25/34 (m)	32	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9409% 4/6/42 (f)(m)	2,160	65
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	974	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)	8	0 *
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2183% 10/25/44 (f)(m)	1,964	864
TOTAL ASSET-BACKED SECURITIES (Cost $88,357)		82,323
Collateralized Mortgage Obligations - 0.5%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.5%
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (f)	$ 2,288	$ 2,316
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.8978% 1/25/34 (m)	1,723	1,479
Series 2004-1 Class 2A2, 2.7468% 10/25/34 (m)	1,700	1,443
Series 2004-A Class 2A2, 2.8465% 2/25/34 (m)	829	704
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (m)	144	121
Class 2A2, 2.8579% 3/25/34 (m)	1,033	912
Series 2004-D Class 2A2, 2.8816% 5/25/34 (m)	1,622	1,396
Series 2004-G Class 2A7, 2.8232% 8/25/34 (m)	1,527	1,143
Series 2004-H Class 2A1, 2.7576% 9/25/34 (m)	1,333	1,094
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 4.2221% 10/25/36 (f)(m)(o)	31,553	1,767
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.8172% 1/25/35 (m)	2,197	1,548
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.7783% 2/25/37 (m)	397	355
Series 2007-A2 Class 2A1, 2.8024% 7/25/37 (m)	3,287	3,247
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2676% 8/25/34 (m)	979	962
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,468	308
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7502% 7/16/34 (f)(m)	17	17
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7757% 11/25/34 (m)	216	185
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (m)	1,332	1,172
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3548% 12/20/54 (m)	206	99
Series 2006-1A Class C2, 1.4548% 12/20/54 (f)(m)	7,110	3,377
Series 2006-2 Class C1, 1.1948% 12/20/54 (m)	5,920	2,812
Series 2006-3 Class C2, 0.7548% 12/20/54 (m)	1,233	586
Series 2006-4:
Class B1, 0.3448% 12/20/54 (m)	4,556	3,645
Class C1, 0.6348% 12/20/54 (m)	2,785	1,323
Class M1, 0.4248% 12/20/54 (m)	1,198	827
Series 2007-1:
Class 1C1, 0.8548% 12/20/54 (m)	2,417	1,148
Class 1M1, 0.5548% 12/20/54 (m)	1,611	1,112
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 2C1, 1.2148% 12/20/54 (m)	$ 1,098	$ 522
Class 2M1, 0.7548% 12/20/54 (m)	2,067	1,426
Series 2007-2 Class 2C1, 0.6817% 12/17/54 (m)	2,864	1,360
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.8592% 1/20/44 (m)	472	298
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (m)	2,492	2,611
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8352% 8/25/36 (m)	2,201	1,630
Series 2004-A3 Class 4A1, 2.7488% 7/25/34 (m)	1,130	1,077
Series 2004-A5 Class 2A1, 2.3661% 12/25/34 (m)	1,319	1,168
Series 2006-A2 Class 5A1, 2.7145% 11/25/33 (m)	2,230	2,000
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	649
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (m)	938	590
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (m)	1,694	1,101
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.419% 6/15/22 (f)(m)	273	257
Class C, 0.439% 6/15/22 (f)(m)	1,682	1,573
Class D, 0.449% 6/15/22 (f)(m)	647	602
Class E, 0.459% 6/15/22 (f)(m)	1,035	958
Class F, 0.489% 6/15/22 (f)(m)	1,683	1,540
Class G, 0.559% 6/15/22 (f)(m)	387	349
Class H, 0.579% 6/15/22 (f)(m)	778	692
Class J, 0.619% 6/15/22 (f)(m)	906	797
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6121% 8/25/34 (m)	1,535	1,388
Series 2005-A2 Class A7, 2.6206% 2/25/35 (m)	1,040	975
Series 2006-A6 Class A4, 2.7758% 10/25/33 (m)	1,242	1,093
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5472% 7/25/35 (m)	2,257	1,707
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5572% 3/25/37 (m)	3,232	127
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6593% 10/25/35 (m)	789	589
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5978% 7/10/35 (f)(m)	1,484	1,039
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.0978% 7/10/35 (f)(m)	$ 316	$ 199
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	908	958
Series 2004-SL3 Class A1, 7% 8/25/16	47	47
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7072% 6/25/33 (f)(m)	347	320
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	185	66
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (m)	39	26
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3214% 4/25/33 (m)	410	363
Series 2003-20 Class 1A1, 5.5% 7/25/33	321	324
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (m)	3,593	2,595
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.476% 8/25/33 (m)	760	731
Series 2005-AR3 Class A2, 2.5815% 3/25/35 (m)	2,120	1,728
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.7143% 12/25/34 (m)	662	630
Series 2004-H Class A1, 2.7287% 6/25/34 (m)	1,176	1,099
Series 2004-W Class A9, 2.6198% 11/25/34 (m)	4,436	3,945
Series 2005-AR10 Class 2A2, 2.7102% 6/25/35 (m)	547	484
Series 2005-AR12:
Class 2A5, 2.7172% 7/25/35 (m)	10,947	9,559
Class 2A6, 2.7172% 7/25/35 (m)	473	407
Series 2005-AR2 Class 2A2, 2.7259% 3/25/35 (m)	2,500	2,050
Series 2005-AR3 Class 2A1, 2.7113% 3/25/35 (m)	817	699
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,265)		89,446
Commercial Mortgage Securities - 2.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8296% 2/14/43 (m)	966	987
Class A3, 6.8796% 2/14/43 (m)	1,043	1,072
Class A6, 7.45% 2/14/43 (m)	1,537	1,575
Class PS1, 1.3848% 2/14/43 (m)(o)	3,608	52
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7126% 5/10/45 (m)	$ 1,377	$ 1,457
Series 2006-5:
Class A2, 5.317% 9/10/47	4,322	4,360
Class A3, 5.39% 9/10/47	1,832	1,888
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,766
Series 2007-4 Class A3, 5.7926% 2/10/51 (m)	1,310	1,376
Series 2006-6 Class E, 5.619% 10/10/45 (f)	759	135
Series 2007-2:
Class B, 5.8173% 4/10/49 (m)	73	23
Class C, 5.655% 4/10/49 (m)	194	48
Class D, 5.655% 4/10/49 (m)	97	11
Series 2007-3:
Class A3, 5.6235% 6/10/49 (m)	2,194	2,281
Class A4, 5.6235% 6/10/49 (m)	2,739	2,892
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,067
Series 2004-2:
Class A3, 4.05% 11/10/38	199	201
Class A4, 4.153% 11/10/38	1,666	1,728
Series 2005-1 Class A3, 4.877% 11/10/42	1,022	1,022
Series 2007-1 Class A2, 5.381% 1/15/49	1,855	1,855
Series 2001-3 Class H, 6.562% 4/11/37 (f)	735	735
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	329	326
Class K, 6.15% 5/11/35 (f)	611	604
Series 2005-3 Series A3B, 5.09% 7/10/43 (m)	4,082	4,260
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.559% 3/15/22 (f)(m)	564	544
Class D, 0.609% 3/15/22 (f)(m)	572	552
Class E, 0.649% 3/15/22 (f)(m)	472	455
Class F, 0.719% 3/15/22 (f)(m)	676	642
Class G, 0.779% 3/15/22 (f)(m)	438	407
Series 2006-BIX1:
Class D, 0.459% 10/15/19 (f)(m)	963	920
Class E, 0.489% 10/15/19 (f)(m)	956	899
Class F, 0.559% 10/15/19 (f)(m)	2,868	2,668
Class G, 0.579% 10/15/19 (f)(m)	1,350	1,195
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1072% 12/25/33 (f)(m)	$ 76	$ 54
Series 2004-1:
Class A, 0.6172% 4/25/34 (f)(m)	1,271	1,056
Class B, 2.1572% 4/25/34 (f)(m)	142	80
Class M1, 0.8172% 4/25/34 (f)(m)	114	81
Class M2, 1.4572% 4/25/34 (f)(m)	105	73
Series 2004-2:
Class A, 0.6872% 8/25/34 (f)(m)	1,036	848
Class M1, 0.8372% 8/25/34 (f)(m)	178	129
Series 2004-3:
Class A1, 0.6272% 1/25/35 (f)(m)	2,307	1,733
Class A2, 0.6772% 1/25/35 (f)(m)	331	232
Class M1, 0.7572% 1/25/35 (f)(m)	398	230
Class M2, 1.2572% 1/25/35 (f)(m)	189	92
Series 2005-2A:
Class A1, 0.5672% 8/25/35 (f)(m)	1,674	1,280
Class M1, 0.6872% 8/25/35 (f)(m)	91	52
Class M2, 0.7372% 8/25/35 (f)(m)	150	80
Class M3, 0.7572% 8/25/35 (f)(m)	83	44
Class M4, 0.8672% 8/25/35 (f)(m)	76	38
Series 2005-3A:
Class A1, 0.5772% 11/25/35 (f)(m)	675	505
Class A2, 0.6572% 11/25/35 (f)(m)	609	457
Class M1, 0.6972% 11/25/35 (f)(m)	80	48
Class M2, 0.7472% 11/25/35 (f)(m)	101	57
Class M3, 0.7672% 11/25/35 (f)(m)	91	50
Class M4, 0.8572% 11/25/35 (f)(m)	113	55
Series 2005-4A:
Class A2, 0.6472% 1/25/36 (f)(m)	1,532	1,086
Class B1, 1.6572% 1/25/36 (f)(m)	132	23
Class M1, 0.7072% 1/25/36 (f)(m)	494	274
Class M2, 0.7272% 1/25/36 (f)(m)	148	75
Class M3, 0.7572% 1/25/36 (f)(m)	217	101
Class M4, 0.8672% 1/25/36 (f)(m)	120	53
Class M5, 0.9072% 1/25/36 (f)(m)	120	45
Class M6, 0.9572% 1/25/36 (f)(m)	127	35
Series 2006-1:
Class A2, 0.6172% 4/25/36 (f)(m)	236	173
Class M1, 0.6372% 4/25/36 (f)(m)	84	48
Class M2, 0.6572% 4/25/36 (f)(m)	89	47
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M3, 0.6772% 4/25/36 (f)(m)	$ 77	$ 38
Class M4, 0.7772% 4/25/36 (f)(m)	43	20
Class M5, 0.8172% 4/25/36 (f)(m)	42	17
Class M6, 0.8972% 4/25/36 (f)(m)	84	32
Series 2006-2A:
Class A1, 0.4872% 7/25/36 (f)(m)	3,487	2,568
Class A2, 0.5372% 7/25/36 (f)(m)	207	133
Class B1, 1.1272% 7/25/36 (f)(m)	78	22
Class B3, 2.9572% 7/25/36 (f)(m)	117	20
Class M1, 0.5672% 7/25/36 (f)(m)	217	122
Class M2, 0.5872% 7/25/36 (f)(m)	153	79
Class M3, 0.6072% 7/25/36 (f)(m)	127	63
Class M4, 0.6772% 7/25/36 (f)(m)	86	40
Class M5, 0.7272% 7/25/36 (f)(m)	106	44
Class M6, 0.7972% 7/25/36 (f)(m)	158	47
Series 2006-3A:
Class B1, 1.0572% 10/25/36 (f)(m)	153	10
Class B2, 1.6072% 10/25/36 (f)(m)	90	2
Class M4, 0.6872% 10/25/36 (f)(m)	169	22
Class M5, 0.7372% 10/25/36 (f)(m)	202	21
Class M6, 0.8172% 10/25/36 (f)(m)	396	30
Series 2006-4A:
Class A1, 0.4872% 12/25/36 (f)(m)	855	546
Class A2, 0.5272% 12/25/36 (f)(m)	4,180	2,486
Class B1, 0.9572% 12/25/36 (f)(m)	134	15
Class B2, 1.5072% 12/25/36 (f)(m)	136	11
Class B3, 2.7072% 12/25/36 (f)(m)	223	9
Class M1, 0.5472% 12/25/36 (f)(m)	279	113
Class M2, 0.5672% 12/25/36 (f)(m)	185	68
Class M3, 0.5972% 12/25/36 (f)(m)	187	61
Class M4, 0.6572% 12/25/36 (f)(m)	226	60
Class M5, 0.6972% 12/25/36 (f)(m)	206	37
Class M6, 0.7772% 12/25/36 (f)(m)	185	26
Series 2007-1:
Class A2, 0.5272% 3/25/37 (f)(m)	883	486
Class B1, 0.9272% 3/25/37 (f)(m)	283	26
Class B2, 1.4072% 3/25/37 (f)(m)	203	11
Class B3, 3.6072% 3/25/37 (f)(m)	157	4
Class M1, 0.5272% 3/25/37 (f)(m)	247	89
Class M2, 0.5472% 3/25/37 (f)(m)	184	53
Class M3, 0.5772% 3/25/37 (f)(m)	165	36
Class M4, 0.6272% 3/25/37 (f)(m)	134	24
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M5, 0.6772% 3/25/37 (f)(m)	$ 206	$ 31
Class M6, 0.7572% 3/25/37 (f)(m)	289	35
Series 2007-2A:
Class A1, 0.5272% 7/25/37 (f)(m)	809	431
Class A2, 0.5772% 7/25/37 (f)(m)	759	279
Class B1, 1.8572% 7/25/37 (f)(m)	234	10
Class B2, 2.5072% 7/25/37 (f)(m)	161	3
Class M1, 0.6272% 7/25/37 (f)(m)	265	47
Class M2, 0.6672% 7/25/37 (f)(m)	146	20
Class M3, 0.7472% 7/25/37 (f)(m)	147	17
Class M4, 0.9072% 7/25/37 (f)(m)	291	27
Class M5, 1.0072% 7/25/37 (f)(m)	257	20
Class M6, 1.2572% 7/25/37 (f)(m)	326	20
Series 2007-3:
Class A2, 0.5472% 7/25/37 (f)(m)	900	510
Class B1, 1.2072% 7/25/37 (f)(m)	200	17
Class B2, 1.8572% 7/25/37 (f)(m)	502	29
Class B3, 4.2572% 7/25/37 (f)(m)	145	4
Class M1, 0.5672% 7/25/37 (f)(m)	179	39
Class M2, 0.5972% 7/25/37 (f)(m)	191	36
Class M3, 0.6272% 7/25/37 (f)(m)	300	49
Class M4, 0.7572% 7/25/37 (f)(m)	473	71
Class M5, 0.8572% 7/25/37 (f)(m)	248	34
Class M6, 1.0572% 7/25/37 (f)(m)	188	20
Series 2007-4A:
Class B1, 2.8072% 9/25/37 (f)(m)	313	5
Class B2, 3.7072% 9/25/37 (f)(m)	180	2
Class M1, 1.2072% 9/25/37 (f)(m)	301	29
Class M2, 1.3072% 9/25/37 (f)(m)	301	23
Class M4, 1.8572% 9/25/37 (f)(m)	764	31
Class M5, 2.0072% 9/25/37 (f)(m)	764	23
Class M6, 2.2072% 9/25/37 (f)(m)	767	15
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(o)	2,561	90
Series 2007-5A, Class IO, 4.1484% 10/25/37 (f)(m)(o)	6,256	602
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.899% 3/15/19 (f)(m)	467	446
Class J, 1.099% 3/15/19 (f)(m)	447	382
Series 2007-BBA8:
Class D, 0.499% 3/15/22 (f)(m)	653	598
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class E, 0.549% 3/15/22 (f)(m)	$ 3,391	$ 3,082
Class F, 0.599% 3/15/22 (f)(m)	2,081	1,852
Class G, 0.649% 3/15/22 (f)(m)	534	469
Class H, 0.799% 3/15/22 (f)(m)	653	561
Class J, 0.949% 3/15/22 (f)(m)	653	515
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	128	128
Series 2004-PWR3 Class A3, 4.487% 2/11/41	428	437
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,729
Series 2007-PW16:
Class A4, 5.7153% 6/11/40 (m)	769	826
Class AAB, 5.7153% 6/11/40 (m)	6,290	6,723
Series 2007-PW18:
Class A2, 5.613% 6/11/50	390	403
Class A4, 5.7% 6/11/50	5,820	6,268
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,862
Series 2006-PW14 Class X2, 0.6503% 12/11/38 (f)(m)(o)	14,978	203
Series 2006-T22 Class A4, 5.5329% 4/12/38 (m)	164	183
Series 2006-T24 Class X2, 0.4418% 10/12/41 (f)(m)(o)	3,433	30
Series 2007-PW16:
Class B, 5.7153% 6/11/40 (f)(m)	210	95
Class C, 5.7153% 6/11/40 (f)(m)	175	58
Class D, 5.7153% 6/11/40 (f)(m)	175	44
Series 2007-PW18 Class X2, 0.315% 6/11/50 (f)(m)(o)	114,580	1,110
Series 2007-T28:
Class A1, 5.422% 9/11/42	5	5
Class X2, 0.1653% 9/11/42 (f)(m)(o)	49,759	349
C-BASS Trust floater Series 2006-SC1 Class A, 0.5272% 5/25/36 (f)(m)	840	598
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,544	1,601
Class XCL, 2.2133% 5/15/35 (f)(m)(o)	5,437	138
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5578% 8/15/21 (f)(m)	216	213
Class G, 0.5778% 8/15/21 (f)(m)	586	568
Class H, 0.6178% 8/15/21 (f)(m)	468	434
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	$ 9,115	$ 9,897
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	1,958	1,840
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)	1,272	1,271
Class A2, 5.6972% 12/10/49 (m)	1,600	1,617
Class A4, 5.6972% 12/10/49 (m)	4,371	4,735
Series 2008-C7 Class A2B, 6.072% 12/10/49 (m)	1,314	1,354
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,943	6,144
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,356
Class C, 5.476% 12/11/49	2,474	337
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8157% 5/15/46 (m)	1,314	1,372
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	315
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.799% 4/15/17 (f)(m)	88	78
Class H, 0.869% 4/15/17 (f)(m)	188	155
Class J, 1.099% 4/15/17 (f)(m)	144	104
Series 2005-FL11:
Class C, 0.549% 11/15/17 (f)(m)	1,003	912
Class D, 0.589% 11/15/17 (f)(m)	52	47
Class E, 0.639% 11/15/17 (f)(m)	185	165
Class F, 0.699% 11/15/17 (f)(m)	204	180
Class G, 0.749% 11/15/17 (f)(m)	141	123
Series 2006-CN2A:
Class A2FL, 0.4675% 2/5/19 (f)(m)	1,940	1,835
Class AJFL, 0.5075% 2/5/19 (m)	890	862
Series 2006-FL12 Class AJ, 0.379% 12/15/20 (f)(m)	1,872	1,698
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (m)	13	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,872
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	2,291	2,225
Class AJFX, 5.478% 2/5/19 (f)	4,140	4,110
Series 2007-C9 Class A4, 5.8137% 12/10/49 (m)	2,907	3,179
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
Series 2006-C8 Class XP, 0.4626% 12/10/46 (m)(o)	$ 17,439	$ 169
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,666
Series 2007-C2:
Class A2, 5.448% 1/15/49 (m)	9,075	9,078
Class A3, 5.542% 1/15/49 (m)	2,628	2,687
Series 2007-C3 Class A4, 5.7135% 6/15/39 (m)	790	816
Series 2006-C4 Class AAB, 5.439% 9/15/39	4,828	4,935
Series 2006-C5 Class ASP, 0.6678% 12/15/39 (m)(o)	12,136	154
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	1,189	1,223
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.599% 4/15/22 (f)(m)	4,688	3,375
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2002-CP5 Class A1, 4.106% 12/15/35	42	42
Series 2004-C1:
Class A3, 4.321% 1/15/37	95	95
Class A4, 4.75% 1/15/37	612	642
Series 2001-CK6 Class AX, 0.7797% 8/15/36 (m)(o)	787	2
Series 2001-CKN5 Class AX, 1.7172% 9/15/34 (f)(m)(o)	2,224	4
Series 2006-C1 Class A3, 5.4197% 2/15/39 (m)	4,872	5,140
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.399% 2/15/22 (f)(m)	497	417
Class C:
0.419% 2/15/22 (f)(m)	2,047	1,648
0.519% 2/15/22 (f)(m)	731	548
Class F, 0.569% 2/15/22 (f)(m)	1,462	1,067
Series 2007-C1:
Class ASP, 0.3867% 2/15/40 (m)(o)	20,525	172
Class B, 5.487% 2/15/40 (f)(m)	2,009	301
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (f)	865	863
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,156
Series 2001-1 Class X1, 1.2539% 5/15/33 (f)(m)(o)	1,624	14
Series 2007-C1 Class XP, 0.192% 12/10/49 (m)(o)	20,949	103
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.578% 12/10/41 (m)(o)	$ 1,154	$ 0 *
Series 2005-C1 Class X2, 0.5531% 5/10/43 (m)(o)	4,796	15
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (f)(m)	494	476
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,628	2,695
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,820	4,032
Series 2005-GG3 Class XP, 0.6577% 8/10/42 (f)(m)(o)	16,773	24
Series 2006-GG7 Class A3, 5.8769% 7/10/38 (m)	3,464	3,462
Series 2007-GG11 Class A1, 0.2869% 12/10/49 (f)(m)(o)	27,876	195
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6175% 6/6/20 (f)(m)	298	279
Class F, 0.6875% 6/6/20 (f)(m)	916	850
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (f)(m)	1,650	1,586
Class D, 2.3636% 3/6/20 (f)(m)	3,090	2,955
Class F, 2.8433% 3/6/20 (f)(m)	136	130
Class G, 3.0177% 3/6/20 (f)(m)	67	64
Class H, 3.5846% 3/6/20 (f)(m)	62	60
Class J, 4.4568% 3/6/20 (f)(m)	85	82
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	350	351
Series 2005-GG4 Class XP, 0.7107% 7/10/39 (f)(m)(o)	21,665	82
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,211	4,244
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	641	645
Series 2007-GG10 Class A2, 5.778% 8/10/45	598	608
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.419% 11/15/18 (f)(m)	745	678
Class C, 0.459% 11/15/18 (f)(m)	529	471
Class D, 0.479% 11/15/18 (f)(m)	235	205
Class E, 0.529% 11/15/18 (f)(m)	338	284
Class F, 0.579% 11/15/18 (f)(m)	507	421
Class G, 0.609% 11/15/18 (f)(m)	440	352
Class H, 0.749% 11/15/18 (f)(m)	338	257
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.4927% 12/12/44 (m)	$ 3,229	$ 3,342
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	919
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)	523	538
Class A3, 5.336% 5/15/47	548	569
Series 2007-CB19 Class A4, 5.7385% 2/12/49 (m)	4,608	4,906
Series 2007-LD11 Class A2, 5.8017% 6/15/49 (m)	3,678	3,725
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,976	2,994
Class A3, 5.42% 1/15/49	3,616	3,818
Series 2005-CB13 Class E, 5.3476% 1/12/43 (f)(m)	665	26
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,174	9,408
Series 2006-CB17 Class A3, 5.45% 12/12/43	367	370
Series 2007-CB18 Class A1, 5.32% 6/12/47 (m)	2	2
Series 2007-CB19:
Class B, 5.7385% 2/12/49 (m)	112	41
Class C, 5.7385% 2/12/49 (m)	294	89
Class D, 5.7385% 2/12/49 (m)	309	69
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)	251	34
Class CS, 5.466% 1/15/49 (m)	108	13
Class ES, 5.5379% 1/15/49 (f)(m)	679	36
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	50	50
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.942% 7/15/44 (m)	1,054	1,144
Series 1998-C1 Class D, 6.98% 2/18/30	242	247
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	178	180
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)	164	164
Series 2006-C7:
Class A2, 5.3% 11/15/38	918	920
Class A3, 5.347% 11/15/38	979	1,050
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,373
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,070
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C3 Class B, 6.512% 6/15/36	$ 365	$ 367
Series 2005-C3 Class XCP, 0.7121% 7/15/40 (m)(o)	2,989	11
Series 2006-C6 Class XCP, 0.6749% 9/15/39 (m)(o)	5,603	70
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (m)(o)	2,256	20
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,642	1,758
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,397	1,496
Class XCP, 0.2822% 9/15/45 (m)(o)	96,030	764
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.479% 9/15/21 (f)(m)	421	370
Class E, 0.539% 9/15/21 (f)(m)	1,518	1,321
Class F, 0.589% 9/15/21 (f)(m)	1,255	1,079
Class G, 0.609% 9/15/21 (f)(m)	2,478	1,958
Class H, 0.649% 9/15/21 (f)(m)	639	480
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,335
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2202% 11/12/37 (m)	891	901
Series 2005-LC1 Class F, 5.3796% 1/12/44 (f)(m)	1,143	578
Series 2006-C1 Class A2, 5.6206% 5/12/39 (m)	1,272	1,305
Series 2007-C1 Class A4, 5.8279% 6/12/50 (m)	4,974	5,376
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,012
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.363% 12/12/49 (m)	259	258
sequential payer:
Series 2006-1 CLass A3, 5.4769% 2/12/39 (m)	1,398	1,422
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	1,129	1,194
Series 2007-5:
Class A3, 5.364% 8/12/48	512	529
Class A4, 5.378% 8/12/48	53	54
Class B, 5.479% 8/12/48	3,942	1,404
Series 2007-6:
Class A1, 5.175% 3/12/51	5	5
Class A4, 5.485% 3/12/51 (m)	10,897	11,189
Series 2007-7 Class A4, 5.7419% 6/12/50 (m)	4,599	4,792
Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	5,442	5,706
Series 2006-4 Class XP, 0.6162% 12/12/49 (m)(o)	21,609	376
Series 2007-6 Class B, 5.635% 3/12/51 (m)	1,314	405
Series 2007-7 Class B, 5.7419% 6/12/50 (m)	114	17
Series 2007-8 Class A3, 5.966% 8/12/49 (m)	1,133	1,220
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (f)(m)	$ 393	$ 232
Series 2007-XCLA Class A1, 0.449% 7/17/17 (f)(m)	305	281
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (f)(m)	754	697
Class D, 0.439% 10/15/20 (f)(m)	732	666
Class E, 0.499% 10/15/20 (f)(m)	916	824
Class F, 0.549% 10/15/20 (f)(m)	550	472
Class G, 0.589% 10/15/20 (f)(m)	680	577
Class H, 0.679% 10/15/20 (f)(m)	428	320
Class J, 0.829% 10/15/20 (f)(m)	250	150
Class MHRO, 0.939% 10/15/20 (f)(m)	532	436
Class NHRO, 1.139% 10/15/20 (f)(m)	805	644
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,398	1,416
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)	666	694
Series 2007-IQ13 Class A1, 5.05% 3/15/44	37	37
Series 2007-T25 Class A1, 5.391% 11/12/49	96	96
Series 2003-IQ6 Class X2, 0.5872% 12/15/41 (f)(m)(o)	7,776	0 *
Series 2005-IQ9 Class X2, 1.0813% 7/15/56 (f)(m)(o)	11,696	24
Series 2006-HQ10 Class X2, 0.4922% 11/12/41 (f)(m)(o)	8,840	48
Series 2006-HQ8 Class A3, 5.4703% 3/12/44 (m)	616	620
Series 2006-IQ11:
Class A3, 5.6935% 10/15/42 (m)	1,405	1,446
Class A4, 5.7295% 10/15/42 (m)	394	438
Series 2006-T23 Class A3, 5.8123% 8/12/41 (m)	671	681
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	1,971	2,054
Class AAB, 5.654% 4/15/49	3,520	3,723
Class B, 5.7222% 4/15/49 (m)	323	68
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	78	78
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5233% 9/15/21 (f)(m)	1,791	1,357
Class F, 0.5833% 9/15/21 (f)(m)	2,061	1,465
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class G, 0.6033% 9/15/21 (f)(m)	$ 1,953	$ 1,330
Class J, 0.8433% 9/15/21 (f)(m)	434	265
Series 2007-WHL8:
Class AP1, 0.949% 6/15/20 (f)(m)	142	128
Class AP2, 1.049% 6/15/20 (f)(m)	237	208
Class F, 0.729% 6/15/20 (f)(m)	4,581	2,978
Class LXR1, 0.949% 6/15/20 (f)(m)	162	131
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	1,570	1,578
Series 2003-C8 Class A3, 4.445% 11/15/35	4,823	4,838
Series 2006-C29 Class A3, 5.313% 11/15/48	3,490	3,595
Series 2007-C30:
Class A3, 5.246% 12/15/43	1,128	1,138
Class A4, 5.305% 12/15/43	386	398
Class A5, 5.342% 12/15/43	1,406	1,447
Series 2007-C31 Class A4, 5.509% 4/15/47	2,970	3,082
Series 2007-C32:
Class A2, 5.7374% 6/15/49 (m)	4,045	4,123
Class A3, 5.7424% 6/15/49 (m)	2,231	2,311
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(m)	624	613
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,214
Series 2005-C22:
Class B, 5.3591% 12/15/44 (m)	2,914	2,104
Class F, 5.3591% 12/15/44 (f)(m)	2,191	835
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	7,210	7,912
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	3,942	1,691
Class D, 5.513% 12/15/43 (m)	2,102	648
Class XP, 0.437% 12/15/43 (f)(m)(o)	11,753	129
Series 2007-C31 Class C, 5.6857% 4/15/47 (m)	361	67
Series 2007-C31A Class A2, 5.421% 4/15/47	8,601	8,797
Series 2007-C32:
Class D, 5.7424% 6/15/49 (m)	987	313
Class E, 5.7424% 6/15/49 (m)	1,556	389
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.899% 2/15/51 (m)	870	900
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $309,913)		385,398
Municipal Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)	$ 2,300	$ 2,344
California Gen. Oblig. 7.5% 4/1/34	4,105	4,813
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	5,980	6,179
Series 2011:
5.665% 3/1/18	4,260	4,501
5.877% 3/1/19	3,930	4,170
TOTAL MUNICIPAL SECURITIES (Cost $20,570)		22,007
Foreign Government and Government Agency Obligations - 0.1%

Brazilian Federative Republic 5.625% 1/7/41	3,475	3,935
Chilean Republic:
3.25% 9/14/21	7,670	7,689
7.125% 1/11/12	2,462	2,479
United Mexican States 6.05% 1/11/40	5,648	6,679
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,785)		20,782
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $187)	196	206
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,620)	3,319	3,694
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (g)(m) (Cost $670)	1,236	862
Fixed-Income Funds - 12.1%
	Shares	Value (000s)
Fidelity Corporate Bond 1-10 Year Central Fund (n)	3,538,209	$ 380,322
Fidelity High Income Central Fund 2 (n)	5,121,717	535,066
Fidelity Mortgage Backed Securities Central Fund (n)	13,340,826	1,437,207
TOTAL FIXED-INCOME FUNDS (Cost $2,219,506)		2,352,595
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.11% (b)	453,322,960	453,323
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	81,957,142	81,957
TOTAL MONEY MARKET FUNDS (Cost $535,280)		535,280
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $18,917,330)		20,198,900
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(744,003)
NET ASSETS - 100%		$ 19,454,897
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 12/1/26	$ (7,100)	(7,377)
3.5% 12/1/26	(4,400)	(4,572)
3.5% 12/1/26	(15,000)	(15,585)
4% 12/1/26	(8,900)	(9,342)
4% 12/1/26	(8,100)	(8,503)
4.5% 12/1/41	(1,500)	(1,586)
4.5% 12/1/41	(12,000)	(12,686)
4.5% 12/1/41	(400)	(423)
4.5% 12/1/41	(200)	(211)
5% 12/1/41	(2,300)	(2,472)
5.5% 12/1/41	(15,800)	(17,150)
5.5% 12/1/41	(7,000)	(7,598)
6% 12/1/41	(34,200)	(37,486)
6% 12/1/41	(34,200)	(37,486)
6% 12/1/41	(11,200)	(12,276)
6% 12/1/41	(9,200)	(10,084)
6% 12/1/41	(9,200)	(10,084)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(194,921)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
4% 12/1/41	$ (23,000)	$ (23,918)
4.5% 12/1/41	(400)	(421)
4.5% 12/1/41	(4,500)	(4,738)
5.5% 12/1/41	(23,500)	(25,368)
5.5% 12/1/41	(8,800)	(9,500)
5.5% 12/1/41	(8,800)	(9,500)
TOTAL FREDDIE MAC		(73,445)
Ginnie Mae
3.5% 12/1/41	(14,200)	(14,719)
4% 12/1/41	(5,800)	(6,184)
4% 12/1/41	(600)	(640)
4% 12/1/41	(5,200)	(5,544)
4% 12/1/41	(300)	(320)
4% 12/1/41	(5,200)	(5,544)
4% 12/1/41	(600)	(640)
4% 1/1/42	(100)	(106)
4.5% 12/1/41	(600)	(652)
4.5% 12/1/41	(6,200)	(6,736)
4.5% 12/1/41	(1,500)	(1,630)
4.5% 1/1/42	(200)	(217)
5% 12/1/41	(11,100)	(12,217)
5% 12/1/41	(8,300)	(9,135)
5% 1/1/42	(1,300)	(1,428)
TOTAL GINNIE MAE		(65,712)
TOTAL TBA SALE COMMITMENTS (Proceeds $333,474)		$ (334,078)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,044 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 65,041	$ 1,058

The face value of futures purchased as a percentage of net assets is 0.3%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,215,000) (l)

	Sept. 2037	$ 9,743	$ (9,194)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000) (l)	Sept. 2037	7,934	(7,488)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $407,000) (l)	Sept. 2037	1,050	(991)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000) (l)	Sept. 2037	7,934	(7,488)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,882,000) (l)	Sept. 2037	7,642	(7,212)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,559,000) (l)	Sept. 2037	6,709	(6,331)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (k)

	Dec. 2034	$ 613	$ (598)
		$ 41,625	$ (39,302)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $348,136,000 or 1.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,600,000.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $41,383,000.

(k) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,428,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 6,428
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 142
Fidelity Corporate Bond 1-10 Year Central Fund	4,254
Fidelity High Income Central Fund 2	9,628
Fidelity Mortgage Backed Securities Central Fund	11,517
Fidelity Securities Lending Cash Central Fund	413
Total	$ 25,954
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 388,778	$ -	$ -	$ 380,322	58.3%
Fidelity High Income Central Fund 2	533,410	9,628	-	535,066	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,480,565	11,517	49,830	1,437,207	11.2%
Total	$ 2,402,753	$ 21,145	$ 49,830	$ 2,352,595
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,213,011	$ 1,206,583	$ -	$ 6,428
Consumer Staples	1,343,994	1,288,733	55,261	-
Energy	1,456,733	1,454,498	1,570	665
Financials	1,603,627	1,571,575	22,828	9,224
Health Care	1,375,480	1,375,480	-	-
Industrials	1,297,105	1,278,011	19,094	-
Information Technology	2,350,328	2,325,908	24,420	-
Materials	393,878	393,878	-	-
Telecommunication Services	350,390	350,390	-	-
Utilities	445,224	445,224	-	-
Corporate Bonds	1,442,681	-	1,442,681	-
U.S. Government and Government Agency Obligations	1,897,036	-	1,897,036	-
U.S. Government Agency - Mortgage Securities	1,536,820	-	1,536,820	-
Asset-Backed Securities	82,323	-	65,754	16,569
Collateralized Mortgage Obligations	89,446	-	87,178	2,268
Commercial Mortgage Securities	385,398	-	345,039	40,359
Municipal Securities	22,007	-	22,007	-
Foreign Government and Government Agency Obligations	20,782	-	20,782	-
Supranational Obligations	206	-	206	-
Bank Notes	3,694	-	3,694	-
Preferred Securities	862	-	862	-
Fixed-Income Funds	2,352,595	2,352,595	-	-
Money Market Funds	535,280	535,280	-	-
Total Investments in Securities:	$ 20,198,900	$ 14,578,155	$ 5,545,232	$ 75,513
Derivative Instruments:
Assets
Futures Contracts	$ 1,058	$ 1,058	$ -	$ -
Swap Agreements	-	-	-	-
Total Assets	$ 1,058	$ 1,058	$ -	$ -
Liabilities
Swap Agreements	$ (39,302)	$ -	$ (38,704)	$ (598)
Total Derivative Instruments:	$ (38,244)	$ 1,058	$ (38,704)	$ (598)
Other Financial Instruments:
TBA Sale Commitments	$ (334,078)	$ -	$ (334,078)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,520
Total Realized Gain (Loss)	764
Total Unrealized Gain (Loss)	(5,935)
Cost of Purchases	3,958
Proceeds of Sales	(7,680)
Amortization/Accretion	(104)
Transfers in to Level 3	20,027
Transfers out of Level 3	(4,037)
Ending Balance	$ 75,513
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (6,025)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (902)
Total Unrealized Gain (Loss)	304
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (598)
Realized gain (loss) on Swap Agreements for the period	$ 3
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2011	$ 304

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $19,099,444,000. Net unrealized appreciation aggregated $1,099,456,000, of which $1,683,208,000 related to appreciated investment securities and $583,752,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $41,625,000 representing 0.21% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

November 30, 2011

1.809105.107

PUR-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.8%15
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.0%
Delphi Automotive PLC	235,892	$ 4,424
TRW Automotive Holdings Corp. (a)	100,000	3,266
		7,690
Automobiles - 0.3%
General Motors Co.	2,170	46
General Motors Co.:
warrants 7/10/16 (a)	101,940	1,290
warrants 7/10/19 (a)	101,940	891
Honda Motor Co. Ltd.	1,569,600	49,817
Tesla Motors, Inc. (a)	128,800	4,217
		56,261
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,062,800	26,825
Hotels, Restaurants & Leisure - 1.6%
Arcos Dorados Holdings, Inc.	1,368,000	29,987
Dunkin' Brands Group, Inc. (a)	1,148,000	29,044
Las Vegas Sands Corp. (a)	280,000	13,079
McDonald's Corp.	1,366,900	130,566
Starbucks Corp.	1,201,000	52,219
Station Holdco LLC (a)(o)(p)	1,405,198	984
Station Holdco LLC warrants 6/15/18 (a)(o)(p)	75,658	2
Vail Resorts, Inc.	815,227	36,278
		292,159
Household Durables - 0.4%
Lennar Corp. Class A	1,803,500	33,202
Toll Brothers, Inc. (a)	2,000,000	40,620
		73,822
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	281,400	54,110
Groupon, Inc. Class A (a)	265,900	4,653
		58,763
Media - 2.0%
British Sky Broadcasting Group PLC	843,500	10,127
Comcast Corp. Class A (special) (non-vtg.)	7,080,500	158,320
Discovery Communications, Inc. (a)	909,400	38,177
HMH Holdings, Inc. (a)(p)	149,814	225
Legend Pictures LLC (a)(o)(p)	46,667	35,000
Pandora Media, Inc. (e)	611,761	6,228
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Publicis Groupe SA	55,600	$ 2,649
The Walt Disney Co.	1,291,490	46,300
Time Warner, Inc.	1,878,200	65,399
Vertis Holdings, Inc. (a)	1,934	22
		362,447
Multiline Retail - 0.7%
PPR SA	352,200	52,631
Target Corp.	1,530,100	80,636
		133,267
Specialty Retail - 1.4%
Bed Bath & Beyond, Inc. (a)	530,900	32,125
China ZhengTong Auto Services Holdings Ltd.	3,194,000	3,275
Guess?, Inc.	298,000	8,380
Home Depot, Inc.	2,522,200	98,921
Limited Brands, Inc.	472,700	20,009
Tiffany & Co., Inc.	292,500	19,609
TJX Companies, Inc.	1,110,700	68,530
		250,849
Textiles, Apparel & Luxury Goods - 1.3%
LVMH Moet Hennessy - Louis Vuitton	153,229	24,010
NIKE, Inc. Class B	568,400	54,669
PVH Corp.	919,700	62,438
Ralph Lauren Corp.	565,300	80,193
Vera Bradley, Inc. (a)(e)	605,000	23,232
		244,542
TOTAL CONSUMER DISCRETIONARY		1,506,625
CONSUMER STAPLES - 7.8%
Beverages - 2.1%
Beam, Inc.	1,142,400	59,999
Grupo Modelo SAB de CV Series C	3,197,400	20,325
Hansen Natural Corp. (a)	431,800	39,812
The Coca-Cola Co.	3,845,500	258,533
		378,669
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	692,800	59,096
Droga Raia SA	1,303,431	20,255
Drogasil SA	4,059,200	28,284
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	597,500	$ 35,193
Walgreen Co.	1,060,200	35,750
Whole Foods Market, Inc.	161,200	10,978
		189,556
Food Products - 0.9%
Diamond Foods, Inc. (e)	264,500	7,340
Green Mountain Coffee Roasters, Inc. (a)	654,164	34,298
Kraft Foods, Inc. Class A	1,752,600	63,356
Mead Johnson Nutrition Co. Class A	684,200	51,561
		156,555
Household Products - 1.3%
Colgate-Palmolive Co.	772,000	70,638
Procter & Gamble Co.	2,456,400	158,610
		229,248
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	131,400	15,503
Nu Skin Enterprises, Inc. Class A	451,800	21,569
Prestige Brands Holdings, Inc. (a)	2,182,251	21,561
		58,633
Tobacco - 2.2%
British American Tobacco PLC sponsored ADR	334,000	31,112
Japan Tobacco, Inc.	17,552	84,239
Lorillard, Inc.	413,800	46,188
Philip Morris International, Inc.	3,288,640	250,726
		412,265
TOTAL CONSUMER STAPLES		1,424,926
ENERGY - 8.4%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	662,100	36,157
Cameron International Corp. (a)	454,200	24,522
Dresser-Rand Group, Inc. (a)	315,300	16,418
Ensco International Ltd. ADR	991,400	51,523
Halliburton Co.	199,900	7,356
Noble Corp.	1,426,100	49,243
Schlumberger Ltd.	1,082,700	81,560
		266,779
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.9%
Alpha Natural Resources, Inc. (a)	395,752	$ 9,498
Anadarko Petroleum Corp.	304,500	24,747
Apache Corp.	859,100	85,429
Bumi PLC	1,349,237	18,570
Cabot Oil & Gas Corp.	257,300	22,794
Chevron Corp.	2,936,400	301,921
Energen Corp.	378,600	19,203
EOG Resources, Inc.	346,800	35,977
EV Energy Partners LP	575,724	39,293
Exxon Mobil Corp.	4,158,217	334,487
Gazprom OAO sponsored ADR	1,265,400	14,552
Hess Corp.	404,400	24,353
HollyFrontier Corp.	362,200	8,421
Marathon Oil Corp.	895,200	25,030
Marathon Petroleum Corp.	850,500	28,398
Occidental Petroleum Corp.	752,258	74,398
Royal Dutch Shell PLC:
Class A sponsored ADR	1,285,829	90,008
Class B sponsored ADR	127,600	9,211
Valero Energy Corp.	1,902,500	42,369
Williams Companies, Inc.	1,851,500	59,766
		1,268,425
TOTAL ENERGY		1,535,204
FINANCIALS - 6.5%
Capital Markets - 1.3%
Apollo Global Management LLC Class A	1,112,300	13,926
Evercore Partners, Inc. Class A	1,013,500	28,064
HFF, Inc. (a)	548,100	6,150
Invesco Ltd.	978,600	19,817
Morgan Stanley	2,888,100	42,715
State Street Corp.	1,950,400	77,333
UBS AG (a)	1,875,890	23,103
UBS AG (NY Shares) (a)	2,266,000	28,257
		239,365
Commercial Banks - 1.8%
BB&T Corp.	1,297,300	30,058
CIT Group, Inc. (a)	222,600	7,537
Comerica, Inc.	567,300	14,307
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Republic Bank (e)	400,000	$ 11,352
Huntington Bancshares, Inc.	1,825,900	9,586
SunTrust Banks, Inc.	2,551,400	46,257
U.S. Bancorp	4,249,400	110,144
Wells Fargo & Co.	3,926,040	101,527
		330,768
Consumer Finance - 0.2%
Capital One Financial Corp.	231,000	10,316
SLM Corp.	2,658,000	34,235
		44,551
Diversified Financial Services - 2.1%
Citigroup, Inc.	7,886,840	216,730
JPMorgan Chase & Co.	4,744,223	146,929
NBH Holdings Corp. Class A (a)(g)	710,000	11,360
		375,019
Insurance - 0.7%
ACE Ltd.	741,100	51,529
MetLife, Inc.	2,482,800	78,159
		129,688
Real Estate Investment Trusts - 0.2%
Lexington Corporate Properties Trust (e)	3,468,867	26,294
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	998,500	16,785
Iguatemi Empresa de Shopping Centers SA	367,800	6,726
		23,511
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	769,200	16,684
TOTAL FINANCIALS		1,185,880
HEALTH CARE - 6.3%
Biotechnology - 1.9%
Achillion Pharmaceuticals, Inc. (a)	3,000,000	19,950
Acorda Therapeutics, Inc. (a)	590,000	13,659
Alexion Pharmaceuticals, Inc. (a)	384,300	26,386
AMAG Pharmaceuticals, Inc. (a)	1,460,561	25,998
Amgen, Inc.	1,486,500	86,083
Ardea Biosciences, Inc. (a)	271,200	5,066
Biogen Idec, Inc. (a)	728,200	83,707
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	1,040,400	$ 36,019
Neurocrine Biosciences, Inc. (a)(f)	3,731,700	24,405
Theravance, Inc. (a)	1,015,600	23,704
Vertex Pharmaceuticals, Inc. (a)	319,000	9,248
		354,225
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	807,500	41,715
Covidien PLC	755,700	34,422
The Cooper Companies, Inc.	475,559	29,133
		105,270
Health Care Providers & Services - 2.0%
Aetna, Inc.	1,104,000	46,169
Apollo Hospitals Enterprise Ltd.	250,000	2,992
CIGNA Corp.	1,269,400	56,146
Express Scripts, Inc. (a)	743,600	33,945
Humana, Inc.	717,800	63,655
McKesson Corp.	561,700	45,672
Medco Health Solutions, Inc. (a)	526,000	29,808
UnitedHealth Group, Inc.	1,288,100	62,821
WellPoint, Inc.	493,500	34,816
		376,024
Health Care Technology - 0.1%
CareView Communications, Inc. (a)(e)(f)	10,425,300	15,012
Pharmaceuticals - 1.7%
Elan Corp. PLC sponsored ADR (a)	3,621,748	39,187
GlaxoSmithKline PLC sponsored ADR	1,472,200	65,483
Optimer Pharmaceuticals, Inc. (a)	1,235,000	14,227
Pfizer, Inc.	4,590,200	92,125
Sanofi-aventis sponsored ADR	1,399,900	49,010
Shire PLC sponsored ADR	477,700	48,401
Valeant Pharmaceuticals International, Inc. (Canada)	100,311	4,642
		313,075
TOTAL HEALTH CARE		1,163,606
INDUSTRIALS - 6.4%
Aerospace & Defense - 2.3%
GeoEye, Inc. (a)	371,334	7,052
Goodrich Corp.	850,100	103,721
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	508,800	$ 27,552
Precision Castparts Corp.	238,000	39,211
Textron, Inc.	950,500	18,468
United Technologies Corp.	2,798,800	214,388
		410,392
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	791,700	56,804
Airlines - 0.1%
Copa Holdings SA Class A	292,100	18,858
Delta Air Lines, Inc. (a)	388,219	3,152
		22,010
Building Products - 0.1%
A.O. Smith Corp.	550,450	21,611
Masonite Worldwide Holdings	5,358	133
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	31
warrants 5/20/16 (a)	19,485	24
		21,799
Construction & Engineering - 0.1%
Foster Wheeler AG (a)	400,000	7,420
Electrical Equipment - 0.3%
AMETEK, Inc.	664,935	28,486
Regal-Beloit Corp.	516,000	27,173
		55,659
Industrial Conglomerates - 1.2%
Danaher Corp.	1,458,000	70,538
General Electric Co.	6,676,500	106,223
Tyco International Ltd.	901,700	43,246
		220,007
Machinery - 0.9%
Caterpillar, Inc.	662,700	64,865
Cummins, Inc.	544,100	52,413
Joy Global, Inc.	295,300	26,955
WABCO Holdings, Inc. (a)	581,600	27,341
		171,574
Professional Services - 0.1%
Qualicorp SA	1,519,000	12,810
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
Union Pacific Corp.	1,450,056	$ 149,950
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	1,570,400	35,208
TOTAL INDUSTRIALS		1,163,633
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 2.5%
Cisco Systems, Inc.	8,289,000	154,507
Juniper Networks, Inc. (a)	317,500	7,210
Motorola Mobility Holdings, Inc.	1,052,525	41,048
Motorola Solutions, Inc.	1,578,800	73,683
Polycom, Inc. (a)	915,000	15,464
QUALCOMM, Inc.	2,982,500	163,441
		455,353
Computers & Peripherals - 3.6%
Apple, Inc. (a)	1,464,500	559,726
Hewlett-Packard Co.	2,505,800	70,037
SanDisk Corp. (a)	508,400	25,069
		654,832
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	528,800	23,971
Arrow Electronics, Inc. (a)	709,900	25,954
E Ink Holdings, Inc. GDR (a)(g)	140,100	2,509
		52,434
Internet Software & Services - 2.0%
Baidu.com, Inc. sponsored ADR (a)	53,800	7,047
Demand Media, Inc. (e)	1,324,308	9,389
Facebook, Inc. Class B (p)	881,260	22,032
Google, Inc. Class A (a)	416,300	249,526
Mail.ru Group Ltd.:
GDR (a)(g)	580,000	17,864
GDR (Reg. S)	289,900	8,929
Rackspace Hosting, Inc. (a)	847,000	36,743
Velti PLC (a)	1,150,000	8,510
Yahoo!, Inc. (a)	1,006,700	15,815
		375,855
IT Services - 1.5%
Accenture PLC Class A	1,577,200	91,367
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Atos Origin SA	440,586	$ 21,416
Cognizant Technology Solutions Corp. Class A (a)	1,482,300	99,833
MasterCard, Inc. Class A	171,700	64,310
		276,926
Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV	829,400	32,786
Avago Technologies Ltd.	291,600	8,725
Broadcom Corp. Class A	611,700	18,562
Freescale Semiconductor Holdings I Ltd.	1,526,000	19,334
Lam Research Corp. (a)	803,300	32,751
Marvell Technology Group Ltd. (a)	1,139,100	16,084
NXP Semiconductors NV (a)	596,800	10,086
Spansion, Inc. Class A (a)	68,000	594
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,764,600	35,719
Texas Instruments, Inc.	1,573,600	47,365
		222,006
Software - 2.5%
ANSYS, Inc. (a)	512,000	31,729
AsiaInfo-Linkage, Inc. (a)(e)	498,800	4,360
Check Point Software Technologies Ltd. (a)	190,300	10,531
Citrix Systems, Inc. (a)	770,300	54,992
CommVault Systems, Inc. (a)	431,100	21,395
Electronic Arts, Inc. (a)	1,611,500	37,371
Fortinet, Inc. (a)	418,506	10,040
Informatica Corp. (a)	276,130	12,413
Kenexa Corp. (a)	906,494	22,662
Oracle Corp.	4,843,800	151,853
salesforce.com, Inc. (a)	332,200	39,339
Solera Holdings, Inc.	671,900	31,794
VMware, Inc. Class A (a)	262,200	25,349
		453,828
TOTAL INFORMATION TECHNOLOGY		2,491,234
MATERIALS - 2.2%
Chemicals - 0.7%
Ashland, Inc.	667,100	37,104
Lanxess AG	64,400	3,588
LyondellBasell Industries NV Class A	598,294	19,546
Rentech Nitrogen Partners LP	193,800	3,682
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc. (a)	667,000	$ 29,722
Sherwin-Williams Co.	241,600	20,978
Tronox, Inc.	23,603	2,358
		116,978
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	370,300	21,570
Metals & Mining - 1.4%
Goldcorp, Inc.	1,507,300	81,206
Newcrest Mining Ltd.	1,766,304	64,440
Newmont Mining Corp.	1,073,800	73,963
Randgold Resources Ltd. sponsored ADR	279,400	29,871
SunCoke Energy, Inc. (a)	109,300	1,261
Walter Energy, Inc.	105,100	7,536
		258,277
TOTAL MATERIALS		396,825
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Iliad SA	174,267	21,225
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A	1,313,600	77,502
TOTAL TELECOMMUNICATION SERVICES		98,727
UTILITIES - 0.9%
Electric Utilities - 0.3%
PPL Corp.	1,739,500	52,220
Gas Utilities - 0.2%
ONEOK, Inc.	424,700	35,318
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	2,024,300	24,454
Multi-Utilities - 0.3%
National Grid PLC	5,713,020	56,161
TOTAL UTILITIES		168,153
TOTAL COMMON STOCKS (Cost $9,778,641)		11,134,813
Preferred Stocks - 0.7%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
General Motors Co. 4.75%	166,200	$ 5,674
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings Ltd. (p)	651,410	30,000
TOTAL CONSUMER DISCRETIONARY		35,674
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	64,800	3,686
Chesapeake Energy Corp. 5.00%	18,580	1,598
		5,284
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	59,300	4,996
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. Series I, 6.50%	101,900	4,987
TOTAL FINANCIALS		9,983
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(p)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	5,495
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	126,300	6,200
PPL Corp. 8.75%	108,000	5,927
		12,127
TOTAL CONVERTIBLE PREFERRED STOCKS		69,557
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	290,100	$ 49,764
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC LLC 7.00% (g)	11,951	8,007
Diversified Financial Services - 0.0%
GMAC Capital Trust I Series 2, 8.125%	377,872	7,180
TOTAL FINANCIALS		15,187
TOTAL NONCONVERTIBLE PREFERRED STOCKS		64,951
TOTAL PREFERRED STOCKS (Cost $127,338)		134,508
Investment Companies - 0.0%

2010 Swift Mandatory Common Exchange Security Trust CEF (g) (Cost $2,363)	214,800	1,988
Corporate Bonds - 11.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 502	341
3.5% 1/15/31 (g)	3,712	2,521
		2,862
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,263
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (p)	10,000	10,000
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	$ 4,920	$ 3,567
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	4,000	1,535
TOTAL CONVERTIBLE BONDS		19,227
Nonconvertible Bonds - 11.0%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Delphi Corp.:
5.875% 5/15/19 (g)	1,820	1,820
6.125% 5/15/21 (g)	1,690	1,690
Exide Technologies 8.625% 2/1/18	325	260
International Automotive Components Group SA 9.125% 6/1/18 (g)	1,660	1,560
Tenneco, Inc. 6.875% 12/15/20	2,415	2,415
		7,745
Automobiles - 0.1%
Ford Motor Co.:
6.375% 2/1/29	2,190	2,152
6.625% 10/1/28	2,510	2,531
7.45% 7/16/31	2,335	2,738
General Motors Corp.:
6.75% 5/1/28 (d)	390	3
7.125% 7/15/13 (d)	1,135	8
7.2% 1/15/11 (d)	2,855	19
7.4% 9/1/25 (d)	195	1
7.7% 4/15/16 (d)	705	5
8.25% 7/15/23 (d)	5,475	37
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
8.375% 7/15/33 (d)	$ 16,800	$ 113
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (g)(i)	490	492
		8,099
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,514
Diversified Consumer Services - 0.1%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (g)(l)	12,495	12,620
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,935	2,906
Ameristar Casinos, Inc. 7.5% 4/15/21	2,810	2,810
Chukchansi Economic Development Authority:
4.1586% 11/15/12 (d)(g)(l)	1,140	627
8% 11/15/13 (g)	1,890	1,068
Landry's Restaurants, Inc. 11.625% 12/1/15	760	792
MCE Finance Ltd. 10.25% 5/15/18	1,695	1,831
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	2,863
6.625% 7/15/15	3,610	3,393
6.75% 4/1/13	80	80
7.5% 6/1/16	2,855	2,705
9% 3/15/20	1,770	1,920
13% 11/15/13	5,000	5,800
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (g)(l)	1,975	1,659
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)	1,060	1,105
NCL Corp. Ltd. 9.5% 11/15/18	565	596
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)	1,080	1,064
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (g)	250	255
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	2,270	1,271
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (g)	$ 220	$ 226
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	1,184	645
		33,616
Household Durables - 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (g)	2,665	2,615
9% 4/15/19 (g)	835	745
Standard Pacific Corp. 8.375% 1/15/21	4,225	4,035
		7,395
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.:
9.75% 3/1/18 (g)	2,131	1,513
10.625% 3/15/19 (g)	1,800	1,296
		2,809
Media - 0.7%
AMC Networks, Inc. 7.75% 7/15/21 (g)	340	360
Bresnan Broadband Holdings LLC 8% 12/15/18 (g)	875	884
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (g)(l)	310	307
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (g)	630	643
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	11,727	13,515
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)(l)	520	532
Checkout Holding Corp. 0% 11/15/15 (g)	1,290	632
Clear Channel Communications, Inc.:
5% 3/15/12	4,405	4,372
5.5% 9/15/14	2,355	1,584
5.5% 12/15/16	1,330	599
Clear Channel Worldwide Holdings, Inc. Series A, 9.25% 12/15/17	295	309
Comcast Corp.:
4.95% 6/15/16	1,742	1,918
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
5.15% 3/1/20	$ 595	$ 661
5.7% 5/15/18	10,139	11,503
6.4% 3/1/40	2,111	2,427
6.45% 3/15/37	1,033	1,172
COX Communications, Inc. 4.625% 6/1/13	2,632	2,755
Discovery Communications LLC:
3.7% 6/1/15	3,557	3,721
6.35% 6/1/40	3,224	3,722
DISH DBS Corp. 6.75% 6/1/21	3,515	3,427
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,109
Gray Television, Inc. 10.5% 6/29/15	990	916
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (g)	480	482
Lamar Media Corp. 7.875% 4/15/18	1,400	1,451
National CineMedia LLC 7.875% 7/15/21	1,380	1,366
NBCUniversal Media LLC:
3.65% 4/30/15	4,663	4,889
5.15% 4/30/20	4,917	5,317
6.4% 4/30/40	4,249	4,867
News America Holdings, Inc. 7.75% 12/1/45	6,533	7,553
News America, Inc.:
6.15% 3/1/37	883	924
6.15% 2/15/41	3,160	3,383
Nexstar Broadcasting, Inc.:
7% 1/15/14	1,977	1,942
7% 1/15/14 pay-in-kind	6,023	5,918
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	3,165	3,323
11.5% 5/1/16	1,947	2,220
11.625% 2/1/14	1,171	1,335
Radio One, Inc. 15% 5/24/16 pay-in-kind (l)	4,368	3,652
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	480
Sheridan Group, Inc. 12.5% 4/15/14	1,825	1,601
Time Warner Cable, Inc.:
5.4% 7/2/12	2,266	2,322
5.85% 5/1/17	2,500	2,815
6.2% 7/1/13	2,154	2,317
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 1,087	$ 1,263
Time Warner, Inc.:
3.15% 7/15/15	362	374
5.375% 10/15/41	1,539	1,539
5.875% 11/15/16	3,112	3,575
6.2% 3/15/40	2,618	2,854
6.5% 11/15/36	2,633	2,956
Videotron Ltd. 9.125% 4/15/18	5,565	6,108
		135,894
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	557
Lowe's Companies, Inc. 3.8% 11/15/21	3,620	3,614
Michaels Stores, Inc. 7.75% 11/1/18	1,665	1,623
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (g)	3,260	3,464
Sonic Automotive, Inc. 9% 3/15/18	1,000	1,015
Staples, Inc. 7.375% 10/1/12	757	793
Toys 'R' Us, Inc. 7.875% 4/15/13	4,995	5,026
		16,092
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 7.75% 2/1/19 (g)	605	605
TOTAL CONSUMER DISCRETIONARY		226,389
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	1,969	2,008
5.375% 11/15/14	5,671	6,318
Diageo Capital PLC 5.2% 1/30/13	3,201	3,361
FBG Finance Ltd. 5.125% 6/15/15 (g)	2,722	2,967
Fortune Brands, Inc.:
5.375% 1/15/16	1,682	1,827
5.875% 1/15/36	4,509	4,498
6.375% 6/15/14	446	488
		21,467
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
7.5% 3/1/17	$ 12,125	$ 11,822
10.375% 7/15/16	5,420	5,718
		17,540
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	417	489
Kraft Foods, Inc.:
5.375% 2/10/20	5,528	6,135
6.5% 8/11/17	6,561	7,690
6.75% 2/19/14	318	355
		14,669
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	446	506
9.7% 11/10/18	14,772	19,332
Reynolds American, Inc.:
6.75% 6/15/17	2,746	3,115
7.25% 6/15/37	6,101	6,796
		29,749
TOTAL CONSUMER STAPLES		83,425
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Calfrac Holdings LP 7.5% 12/1/20 (g)	1,435	1,392
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,340	5,517
5.35% 3/15/20 (g)	5,028	5,381
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,615
5% 10/1/21	2,280	2,266
6.5% 4/1/20	1,008	1,108
Expro Finance Luxembourg SCA 8.5% 12/15/16 (g)	6,620	5,693
Forbes Energy Services Ltd. 9% 6/15/19	1,385	1,288
Noble Holding International Ltd. 3.45% 8/1/15	863	903
Oil States International, Inc. 6.5% 6/1/19	1,420	1,409
Precision Drilling Corp.:
6.5% 12/15/21 (g)	315	315
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Precision Drilling Corp.: - continued
6.625% 11/15/20	$ 1,580	$ 1,596
Pride International, Inc. 6.875% 8/15/20	1,355	1,618
Transocean, Inc.:
5.05% 12/15/16	3,719	3,716
6.375% 12/15/21	4,911	4,908
7.35% 12/15/41	929	929
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)	630	639
Weatherford International Ltd.:
4.95% 10/15/13	1,614	1,698
5.15% 3/15/13	2,110	2,198
		48,189
Oil, Gas & Consumable Fuels - 1.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	1,735	1,640
6.25% 6/1/21	1,675	1,583
Anadarko Petroleum Corp.:
5.95% 9/15/16	663	741
6.375% 9/15/17	9,475	10,853
Antero Resources Finance Corp. 9.375% 12/1/17	4,470	4,738
ATP Oil & Gas Corp. 11.875% 5/1/15	9,495	6,267
BW Group Ltd. 6.625% 6/28/17 (g)	1,306	1,186
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19 (g)	635	622
9.375% 5/1/19 (g)	665	665
Canadian Natural Resources Ltd.:
5.15% 2/1/13	1,519	1,590
5.7% 5/15/17	392	456
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (g)	860	843
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,141
Duke Capital LLC 6.25% 2/15/13	589	619
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,133	1,232
6.45% 11/3/36 (g)	3,753	4,265
El Paso Natural Gas Co. 5.95% 4/15/17	867	976
Enbridge Energy Partners LP 4.2% 9/15/21	6,329	6,441
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14	$ 2,678	$ 2,909
Enterprise Products Operating LP:
5.6% 10/15/14	660	725
5.65% 4/1/13	410	431
EQT Corp. 4.875% 11/15/21	2,505	2,479
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	1,715	1,698
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	3,581	3,672
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	302	351
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (g)	1,325	1,342
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19 (g)	1,820	1,702
Marathon Petroleum Corp. 5.125% 3/1/21	3,001	3,055
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	1,140	1,223
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	2,578	2,959
6.85% 1/15/40 (g)	2,906	3,664
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	1,995
Nexen, Inc.:
5.2% 3/10/15	842	905
5.875% 3/10/35	2,365	2,278
6.2% 7/30/19	825	939
6.4% 5/15/37	1,415	1,445
NGPL PipeCo LLC 6.514% 12/15/12 (g)	3,302	3,335
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,954	5,026
5.75% 1/20/20	10,403	10,798
7.875% 3/15/19	5,564	6,507
Petroleos Mexicanos:
5.5% 1/21/21	5,342	5,676
6% 3/5/20	879	969
6.5% 6/2/41 (g)	7,225	7,785
Petroleum Development Corp. 12% 2/15/18	4,240	4,537
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	137	145
4.25% 9/1/12	663	678
5% 2/1/21	2,537	2,690
6.125% 1/15/17	1,880	2,112
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	$ 2,588	$ 2,637
5.5% 9/30/14 (g)	3,880	4,171
5.832% 9/30/16 (g)	966	1,033
6.332% 9/30/27 (g)	5,710	6,077
6.75% 9/30/19 (g)	2,367	2,829
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	2,550	2,639
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	2,522	2,669
Schlumberger Investment SA 3.3% 9/14/21 (g)	3,644	3,677
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,063
Southeast Supply Header LLC 4.85% 8/15/14 (g)	501	534
Spectra Energy Capital, LLC 5.65% 3/1/20	421	461
Spectra Energy Partners, LP:
2.95% 6/15/16	938	953
4.6% 6/15/21	1,227	1,257
Suncor Energy, Inc.:
6.1% 6/1/18	7,256	8,489
6.85% 6/1/39	6,550	7,942
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,954
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	1,116
Western Gas Partners LP 5.375% 6/1/21	5,617	5,640
XTO Energy, Inc.:
4.9% 2/1/14	364	396
5% 1/31/15	1,031	1,162
5.65% 4/1/16	707	839
		197,426
TOTAL ENERGY		245,615
FINANCIALS - 3.7%
Capital Markets - 0.4%
Bear Stearns Companies, Inc. 5.3% 10/30/15	8,893	9,483
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,929	5,719
5.25% 7/27/21	5,645	5,209
5.95% 1/18/18	3,697	3,672
6% 6/15/20	1,200	1,170
6.15% 4/1/18	1,544	1,541
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.75% 10/1/37	$ 4,509	$ 4,011
JPMorgan Chase Capital XX 6.55% 9/29/36	7,545	7,517
Lazard Group LLC:
6.85% 6/15/17	3,573	3,745
7.125% 5/15/15	1,276	1,371
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	4,315	4,303
6.11% 1/29/37	2,358	1,828
6.4% 8/28/17	3,463	3,316
Morgan Stanley:
4.75% 4/1/14	2,291	2,199
5.5% 7/28/21	8,472	7,386
5.625% 9/23/19	1,659	1,448
5.75% 1/25/21	4,000	3,572
6% 4/28/15	1,932	1,879
6.625% 4/1/18	1,161	1,092
7.3% 5/13/19	4,941	4,863
Penson Worldwide, Inc. 12.5% 5/15/17 (g)	1,765	1,112
		76,436
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	14,442	12,666
6.1% 6/15/17	522	463
CIT Group, Inc.:
7% 5/1/15	1	1
7% 5/4/15 (g)	14,250	13,965
7% 5/1/16	1	1
7% 5/1/17	1	1
7% 5/2/17 (g)	16,669	16,169
Credit Suisse New York Branch 6% 2/15/18	10,887	10,542
Discover Bank:
7% 4/15/20	3,410	3,490
8.7% 11/18/19	1,651	1,843
Export-Import Bank of Korea:
5.25% 2/10/14 (g)	333	350
5.5% 10/17/12	2,091	2,145
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
3.625% 1/25/16	$ 2,893	$ 2,899
4.5% 6/1/18	418	405
8.25% 3/1/38	3,116	3,738
Fifth Third Bank 4.75% 2/1/15	680	702
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)	3,315	3,199
HBOS PLC 6.75% 5/21/18 (g)	408	326
Huntington Bancshares, Inc. 7% 12/15/20	1,364	1,510
JPMorgan Chase Bank 6% 10/1/17	1,942	2,077
KeyBank NA:
5.45% 3/3/16	1,877	2,007
5.8% 7/1/14	4,250	4,537
KeyCorp. 5.1% 3/24/21	2,604	2,637
Manufacturers & Traders Trust Co. 1.8721% 4/1/13 (l)	547	546
Marshall & Ilsley Bank:
4.85% 6/16/15	2,431	2,538
5% 1/17/17	6,619	6,945
5.25% 9/4/12	1,524	1,572
Regions Bank:
6.45% 6/26/37	4,710	3,862
7.5% 5/15/18	2,851	2,737
Regions Financial Corp.:
0.5281% 6/26/12 (l)	461	448
5.75% 6/15/15	996	952
7.75% 11/10/14	4,550	4,607
SunTrust Banks, Inc. 3.6% 4/15/16	4,440	4,451
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(l)	1,837	1,631
UnionBanCal Corp. 5.25% 12/16/13	614	632
Wachovia Bank NA:
4.8% 11/1/14	509	539
4.875% 2/1/15	1,305	1,369
Wachovia Corp.:
5.625% 10/15/16	3,151	3,363
5.75% 6/15/17	1,728	1,948
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.625% 4/15/15	$ 3,029	$ 3,164
3.676% 6/15/16	2,210	2,312
		129,289
Consumer Finance - 0.5%
Ally Financial, Inc. 6.25% 12/1/17	1,800	1,656
Discover Financial Services:
6.45% 6/12/17	9,507	9,815
10.25% 7/15/19	797	943
Ford Motor Credit Co. LLC:
5.75% 2/1/21	8,630	8,867
8.125% 1/15/20	5,000	5,821
General Electric Capital Corp.:
2.25% 11/9/15	4,296	4,253
2.95% 5/9/16	1,152	1,153
3.5% 6/29/15	1,191	1,229
5.625% 9/15/17	17,812	19,545
General Motors Acceptance Corp. 8% 11/1/31	2,400	2,212
GMAC LLC:
6% 12/15/11	880	858
6.75% 12/1/14	2,355	2,267
8% 12/31/18	5,795	5,389
8% 11/1/31	19,161	18,107
HSBC Finance Corp. 5.9% 6/19/12	789	806
SLM Corp.:
8% 3/25/20	1,505	1,467
8.45% 6/15/18	7,220	7,195
		91,583
Diversified Financial Services - 0.9%
Bank of America Corp.:
5.75% 12/1/17	6,120	5,579
8% (h)(l)	730	621
BP Capital Markets PLC:
3.125% 10/1/15	894	922
3.625% 5/8/14	5,608	5,884
4.5% 10/1/20	888	955
4.742% 3/11/21	4,210	4,645
Calpine Construction Finance Co. LP 8% 6/1/16 (g)	6,880	7,310
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Capital One Capital V 10.25% 8/15/39	$ 3,798	$ 3,940
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.375% 6/1/20 (i)	1,670	1,670
8.125% 4/30/20	3,485	3,677
CEVA Group PLC 8.375% 12/1/17 (g)	6,325	5,961
CIT Group, Inc. 6.625% 4/1/18 (g)	3,445	3,479
Citigroup, Inc.:
3.953% 6/15/16	5,674	5,563
4.75% 5/19/15	9,415	9,461
5.5% 4/11/13	6,263	6,415
6.5% 8/19/13	19,106	19,882
General Motors Financial Co., Inc. 6.75% 6/1/18 (g)	6,765	6,816
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	7,625	7,863
JPMorgan Chase & Co.:
3.15% 7/5/16	7,615	7,498
3.4% 6/24/15	877	891
4.35% 8/15/21	6,611	6,447
4.65% 6/1/14	6,500	6,875
NSG Holdings II, LLC 7.75% 12/15/25 (g)	5,023	4,973
Offshore Group Investment Ltd. 11.5% 8/1/15	3,545	3,846
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	1,703	1,725
5.5% 1/15/14 (g)	644	658
5.7% 4/15/17 (g)	1,572	1,589
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (g)	1,485	1,414
8.25% 2/15/21 (g)	1,485	1,251
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: 7.875% 8/15/19 (g)	8,325	8,367
TECO Finance, Inc.:
4% 3/15/16	1,242	1,303
5.15% 3/15/20	1,894	2,084
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	3,383	3,518
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	3,930	4,367
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	5,000	4,775
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(l)	$ 6,948	$ 5,072
WM Finance Corp. 9.5% 6/15/16 (g)	515	534
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(l)	2,951	2,708
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(l)	961	932
		171,470
Insurance - 0.5%
American International Group, Inc. 4.875% 9/15/16	6,336	5,927
Aon Corp.:
3.125% 5/27/16	3,111	3,119
3.5% 9/30/15	2,415	2,466
5% 9/30/20	1,822	1,942
6.25% 9/30/40	1,570	1,856
Assurant, Inc. 5.625% 2/15/14	1,772	1,844
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	345
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(l)	1,381	1,326
Hartford Financial Services Group, Inc. 5.375% 3/15/17	265	261
HUB International Holdings, Inc. 9% 12/15/14 (g)	3,710	3,636
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	5,635	5,337
6.5% 3/15/35 (g)	1,064	1,019
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,209	3,387
MetLife, Inc.:
5% 6/15/15	686	744
5.875% 2/6/41	1,540	1,637
6.125% 12/1/11	583	583
6.75% 6/1/16	3,874	4,399
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)	329	344
5.125% 6/10/14 (g)	3,462	3,717
Monumental Global Funding III 5.5% 4/22/13 (g)	2,041	2,156
New York Life Insurance Co. 6.75% 11/15/39 (g)	2,164	2,650
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,353	3,799
Pacific Life Global Funding 5.15% 4/15/13 (g)	3,138	3,286
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	2,499	3,259
Pacific LifeCorp 6% 2/10/20 (g)	4,423	4,647
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
3.875% 1/14/15	$ 2,500	$ 2,568
4.5% 11/16/21	4,000	3,881
5.15% 1/15/13	2,369	2,460
5.8% 11/16/41	4,000	3,845
7.375% 6/15/19	1,880	2,156
8.875% 6/15/38 (l)	1,751	1,961
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(l)	437	406
Symetra Financial Corp. 6.125% 4/1/16 (g)	4,684	4,694
Unum Group:
5.625% 9/15/20	2,719	2,823
7.125% 9/30/16	803	921
USI Holdings Corp. 4.3322% 11/15/14 (g)(l)	2,920	2,643
		92,044
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	224
5.5% 1/15/12	1,169	1,174
BRE Properties, Inc. 5.5% 3/15/17	903	962
Camden Property Trust:
5.375% 12/15/13	2,150	2,250
5.875% 11/30/12	395	407
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,162	3,892
5.375% 10/15/12	2,926	2,948
7.5% 4/1/17	3,456	3,752
Duke Realty LP:
4.625% 5/15/13	741	759
5.875% 8/15/12	71	73
Equity One, Inc.:
5.375% 10/15/15	672	690
6% 9/15/17	522	533
6.25% 12/15/14	924	972
6.25% 1/15/17	291	303
Federal Realty Investment Trust:
5.4% 12/1/13	257	268
5.9% 4/1/20	1,287	1,374
6% 7/15/12	2,719	2,773
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6.2% 1/15/17	$ 365	$ 402
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,289
6.25% 6/15/17	726	763
6.65% 1/15/18	490	521
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,885	1,843
7% 1/15/16	4,090	4,162
Senior Housing Properties Trust 8.625% 1/15/12	5,910	5,948
Washington (REIT) 5.25% 1/15/14	440	464
		38,746
Real Estate Management & Development - 0.4%
AMB Property LP 5.9% 8/15/13	1,520	1,575
BioMed Realty LP:
3.85% 4/15/16	5,000	4,918
6.125% 4/15/20	1,703	1,746
Brandywine Operating Partnership LP:
5.7% 5/1/17	119	122
5.75% 4/1/12	1,747	1,762
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	907
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,502
5.25% 3/15/21	2,876	2,820
Duke Realty LP:
5.4% 8/15/14	596	621
5.5% 3/1/16	2,930	3,041
6.75% 3/15/20	517	550
8.25% 8/15/19	1,710	1,988
ERP Operating LP:
4.75% 7/15/20	3,638	3,664
5.5% 10/1/12	279	287
5.75% 6/15/17	1,446	1,569
Liberty Property LP:
4.75% 10/1/20	5,547	5,555
5.125% 3/2/15	951	1,012
5.5% 12/15/16	1,396	1,496
Mack-Cali Realty LP 7.75% 8/15/19	957	1,128
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 6.3% 6/1/13	$ 2,240	$ 2,337
Realogy Corp. 11.5% 4/15/17	4,960	3,770
Regency Centers LP:
4.95% 4/15/14	360	377
5.25% 8/1/15	1,257	1,333
5.875% 6/15/17	639	692
Simon Property Group LP:
2.8% 1/30/17	1,223	1,225
4.125% 12/1/21	3,422	3,412
4.2% 2/1/15	1,785	1,886
6.75% 5/15/14	4,302	4,743
Tanger Properties LP:
6.125% 6/1/20	6,424	6,998
6.15% 11/15/15	873	964
Ventas Realty LP Series 1, 6.5% 6/1/16	660	677
		65,677
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.75% 7/12/16	2,740	2,383
5.65% 5/1/18	3,745	3,295
7.375% 5/15/14	26	26
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,160	4,537
		10,241
TOTAL FINANCIALS		675,486
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	5,700	5,495
Celgene Corp. 2.45% 10/15/15	838	851
		6,346
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	1,235	1,167
Teleflex, Inc. 6.875% 6/1/19	1,665	1,677
		2,844
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Aristotle Holding, Inc. 4.75% 11/15/21 (g)	$ 5,636	$ 5,689
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,150
6.3% 8/15/14	2,132	2,319
DaVita, Inc.:
6.375% 11/1/18	1,795	1,750
6.625% 11/1/20	1,555	1,508
Emdeon, Inc. 11% 12/31/19 (g)	1,760	1,813
Emergency Medical Services Corp. 8.125% 6/1/19	2,305	2,265
Express Scripts, Inc.:
3.125% 5/15/16	4,847	4,809
6.25% 6/15/14	1,491	1,631
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (g)	665	687
HCA Holdings, Inc. 7.75% 5/15/21	22,640	21,848
HCA, Inc.:
6.5% 2/15/20	10,450	10,424
7.5% 2/15/22	3,250	3,201
7.875% 2/15/20	4,825	5,090
9.875% 2/15/17	551	595
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (g)	6,465	5,366
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,608	1,593
4.125% 9/15/20	3,728	3,659
Multiplan, Inc. 9.875% 9/1/18 (g)	3,385	3,385
Rotech Healthcare, Inc. 10.5% 3/15/18	960	739
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	655	640
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (g)(l)	4,790	4,742
Tenet Healthcare Corp.:
8.875% 7/1/19	4,610	5,002
9.875% 7/1/14	4,690	4,948
10% 5/1/18	5,002	5,565
United Surgical Partners International, Inc. 8.875% 5/1/17	4,745	4,721
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	$ 1,495	$ 1,379
Vanguard Health Systems, Inc. 0% 2/1/16	97	62
		106,580
Pharmaceuticals - 0.1%
Giant Funding Corp. 8.25% 2/1/18 (g)	1,900	1,938
Valeant Pharmaceuticals International:
6.75% 8/15/21 (g)	4,585	4,230
7% 10/1/20 (g)	1,775	1,686
Watson Pharmaceuticals, Inc. 5% 8/15/14	984	1,057
		8,911
TOTAL HEALTH CARE		124,681
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	781	826
6.375% 6/1/19 (g)	3,650	4,086
6.4% 12/15/11 (g)	482	483
		5,395
Airlines - 0.1%
American Airlines Pass Through Trust Series 2011-2 Class A, 8.625% 4/15/23	555	541
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	66	63
9.798% 4/1/21	5,405	5,513
6.648% 3/15/19	2,415	2,454
6.9% 7/2/19	701	719
7.339% 4/19/14	1,121	1,093
Delta Air Lines, Inc. 9.5% 9/15/14 (g)	872	908
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	35	35
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,416	1,402
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates: - continued
8.36% 1/20/19	$ 1,071	$ 1,061
United Air Lines, Inc. 9.875% 8/1/13 (g)	999	1,036
		14,825
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (g)	1,310	1,303
Commercial Services & Supplies - 0.3%
ADS Tactical, Inc. 11% 4/1/18 (g)	630	608
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (g)(l)	2,045	2,086
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,091
Cenveo Corp. 10.5% 8/15/16 (g)	2,590	2,189
Covanta Holding Corp. 7.25% 12/1/20	1,920	1,964
International Lease Finance Corp.:
5.625% 9/20/13	5,290	5,105
5.65% 6/1/14	4,439	4,173
5.75% 5/15/16	1,840	1,656
5.875% 5/1/13	3,460	3,374
6.25% 5/15/19	3,035	2,697
6.625% 11/15/13	8,252	8,066
7.125% 9/1/18 (g)	7,560	7,673
8.25% 12/15/20	3,190	3,158
8.625% 9/15/15	4,640	4,605
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (g)	1,200	1,080
		49,525
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	7,378	8,247
Sequa Corp.:
11.75% 12/1/15 (g)	2,355	2,490
13.5% 12/1/15 pay-in-kind (g)	774	827
		11,564
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	920	929
Navistar International Corp. 8.25% 11/1/21	1,561	1,604
		2,533
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	$ 1,035	$ 771
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	1,625	1,203
8.875% 11/1/17	1,420	1,321
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (g)	505	439
		3,734
Road & Rail - 0.0%
Swift Services Holdings, Inc. 10% 11/15/18	1,715	1,779
Western Express, Inc. 12.5% 4/15/15 (g)	3,725	1,360
		3,139
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18	790	826
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (l)	6,686	6,820
		7,646
TOTAL INDUSTRIALS		99,664
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Avaya, Inc.:
7% 4/1/19 (g)	5,405	4,810
10.125% 11/1/15 pay-in-kind (l)	6,798	5,268
EH Holding Corp. 6.5% 6/15/19 (g)	7,595	7,424
Lucent Technologies, Inc.:
6.45% 3/15/29	16,805	12,100
6.5% 1/15/28	1,110	799
		30,401
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	3,895	3,574
Tyco Electronics Group SA:
5.95% 1/15/14	2,947	3,155
6% 10/1/12	3,594	3,741
6.55% 10/1/17	815	939
		11,409
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
Audatex North America, Inc. 6.75% 6/15/18 (g)	$ 1,565	$ 1,581
Ceridian Corp. 11.25% 11/15/15	2,730	2,082
First Data Corp. 7.375% 6/15/19 (g)	6,880	6,192
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	12,293
Telcordia Technologies, Inc. 11% 5/1/18 (g)	1,665	2,073
		24,221
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	503	523
4.5% 5/15/21	2,031	2,019
5.5% 5/15/12	1,485	1,515
		4,057
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.:
8.05% 2/1/20	4,005	3,625
9.25% 4/15/18 (g)	1,590	1,654
10.125% 3/15/18 (g)	6,887	7,300
NXP BV/NXP Funding LLC:
3.1531% 10/15/13 (l)	621	618
9.75% 8/1/18 (g)	1,480	1,595
Spansion LLC:
7.875% 11/15/17 (g)	1,150	1,104
11.25% 1/15/16 (d)(g)	905	55
Viasystems, Inc. 12% 1/15/15 (g)	2,225	2,381
		18,332
TOTAL INFORMATION TECHNOLOGY		88,420
MATERIALS - 0.5%
Chemicals - 0.1%
Dow Chemical Co.:
4.125% 11/15/21	5,119	5,067
4.25% 11/15/20	2,780	2,794
4.85% 8/15/12	3,205	3,287
5.25% 11/15/41	2,679	2,611
7.6% 5/15/14	7,168	8,103
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Kinove German Bondco GmbH 9.625% 6/15/18 (g)	$ 1,175	$ 1,063
Lyondell Chemical Co. 11% 5/1/18	337	363
		23,288
Construction Materials - 0.0%
Cemex Finance LLC 9.5% 12/14/16 (g)	2,645	2,116
CRH America, Inc. 6% 9/30/16	1,699	1,801
		3,917
Containers & Packaging - 0.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)	1,640	1,410
Ardagh Packaging Finance PLC 9.125% 10/15/20 (g)	65	64
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,117
Owens-Illinois, Inc. 7.8% 5/15/18	350	375
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16 (g)	2,340	2,317
Sappi Papier Holding AG 6.625% 4/15/21 (g)	375	326
		6,609
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (g)	1,181	1,359
Aperam:
7.375% 4/1/16 (g)	460	400
7.75% 4/1/18 (g)	375	319
ArcelorMittal SA 3.75% 3/1/16	1,466	1,361
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,164	1,180
Boart Longyear Management Pty Ltd. 7% 4/1/21 (g)	830	842
Calcipar SA 6.875% 5/1/18 (g)	720	650
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	5,672	5,672
6.375% 11/30/12 (g)	1,179	1,234
Edgen Murray Corp. 12.25% 1/15/15	7,385	6,536
FMG Resources (August 2006) Pty Ltd. 6.375% 2/1/16 (g)	8,300	7,844
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	1,055	992
McJunkin Red Man Corp. 9.5% 12/15/16	5,695	5,617
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)	1,335	1,315
Rio Tinto Finance (USA) Ltd. 3.75% 9/20/21	3,789	3,832
Severstal Columbus LLC 10.25% 2/15/18	4,670	4,810
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
SunCoke Energy, Inc. 7.625% 8/1/19 (g)	$ 445	$ 441
Vale Overseas Ltd. 6.25% 1/23/17	2,152	2,378
		46,782
Paper & Forest Products - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (g)	5,290	5,740
Clearwater Paper Corp. 7.125% 11/1/18	485	502
Mercer International, Inc. 9.5% 12/1/17	565	568
Verso Paper Holdings LLC/Verso Paper, Inc. 4.1794% 8/1/14 (l)	1,015	650
		7,460
TOTAL MATERIALS		88,056
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.5% 8/15/15	5,016	5,156
6.3% 1/15/38	5,000	5,818
6.8% 5/15/36	8,428	10,291
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,291	1,677
Broadview Networks Holdings, Inc. 11.375% 9/1/12	605	504
CenturyLink, Inc.:
6.15% 9/15/19	2,344	2,256
6.45% 6/15/21	6,195	5,969
7.6% 9/15/39	707	665
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	15,890	13,427
Embarq Corp. 7.995% 6/1/36	2,621	2,636
Frontier Communications Corp. 8.25% 4/15/17	1,455	1,415
Intelsat Ltd. 11.25% 6/15/16	3,590	3,734
Level 3 Escrow, Inc. 8.125% 7/1/19 (g)	2,575	2,459
Sprint Capital Corp.:
6.875% 11/15/28	10,910	7,582
6.9% 5/1/19	14,150	10,931
8.375% 3/15/12	2,330	2,371
Telefonica Emisiones SAU:
5.134% 4/27/20	713	628
5.462% 2/16/21	3,562	3,177
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU: - continued
6.421% 6/20/16	$ 684	$ 693
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,255
6.25% 4/1/37	3,729	4,380
Wind Acquisition Finance SA:
7.25% 2/15/18 (g)	1,860	1,623
11.75% 7/15/17 (g)	6,720	5,796
Windstream Corp. 7.5% 4/1/23	3,750	3,525
		98,968
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV:
2.375% 9/8/16	7,602	7,420
3.625% 3/30/15	999	1,041
Clearwire Escrow Corp. 12% 12/1/15 (g)	4,475	3,781
Crown Castle International Corp. 9% 1/15/15	2,955	3,221
Digicel Group Ltd.:
8.875% 1/15/15 (g)	6,915	6,777
12% 4/1/14 (g)	3,990	4,409
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	6,306	6,820
5.875% 10/1/19	6,223	6,855
6.35% 3/15/40	1,699	1,850
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (g)	10,040	9,789
7.5% 4/1/21 (g)	5,500	5,225
9.5% 6/15/16	4,745	4,905
Nextel Communications, Inc.:
5.95% 3/15/14	1,490	1,363
6.875% 10/31/13	7,590	7,400
7.375% 8/1/15	8,630	7,594
NII Capital Corp. 7.625% 4/1/21	4,760	4,712
Sprint Nextel Corp. 9% 11/15/18 (g)	6,595	6,669
Vodafone Group PLC 5% 12/16/13	2,129	2,284
		92,115
TOTAL TELECOMMUNICATION SERVICES		191,083
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.1%
Electric Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	$ 243	$ 283
AmerenUE 6.4% 6/15/17	2,769	3,297
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,812	4,094
Commonwealth Edison Co. 1.625% 1/15/14	3,030	3,051
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,820	3,883
6.4% 9/15/20 (g)	7,884	8,271
Edison International 3.75% 9/15/17	3,169	3,241
Edison Mission Energy 7% 5/15/17	510	320
EDP Finance BV:
4.9% 10/1/19 (g)	1,300	955
6% 2/2/18 (g)	2,212	1,805
Enel Finance International SA 5.7% 1/15/13 (g)	282	286
FirstEnergy Corp. 7.375% 11/15/31	6,718	7,877
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,353
6.05% 8/15/21	4,871	5,330
InterGen NV 9% 6/30/17 (g)	7,015	7,296
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,670	3,854
LG&E and KU Energy LLC:
2.125% 11/15/15	3,576	3,504
3.75% 11/15/20	704	702
Mirant Americas Generation LLC 8.5% 10/1/21	6,695	6,092
Nevada Power Co.:
6.5% 5/15/18	5,100	6,080
6.5% 8/1/18	531	636
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (g)	3,645	3,864
Pacific Gas & Electric Co. 3.25% 9/15/21	878	876
Pennsylvania Electric Co. 6.05% 9/1/17	450	513
Pepco Holdings, Inc. 2.7% 10/1/15	3,363	3,385
Progress Energy, Inc. 6% 12/1/39	3,060	3,707
Sierra Pacific Power Co. 5.45% 9/1/13	527	563
Wisconsin Electric Power Co. 2.95% 9/15/21	1,020	1,022
		86,140
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	297
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	$ 1,660	$ 1,656
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	969
		2,922
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18 (g)	1,655	1,638
Calpine Corp. 7.875% 1/15/23 (g)	12,985	13,375
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (g)	2,945	3,085
Duke Capital LLC 5.668% 8/15/14	1,905	2,088
Energy Future Holdings Corp. 10% 1/15/20	8,915	9,004
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,269
11% 10/1/21 (g)	6,978	6,420
Exelon Generation Co. LLC:
4% 10/1/20	6,689	6,823
5.35% 1/15/14	900	963
GenOn Energy, Inc. 9.875% 10/15/20	2,325	2,308
PSEG Power LLC 2.75% 9/15/16	1,379	1,378
The AES Corp.:
7.375% 7/1/21 (g)	1,580	1,647
7.75% 10/15/15	4,660	4,940
TXU Corp.:
6.5% 11/15/24	3,915	1,566
6.55% 11/15/34	2,965	1,156
		59,660
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,278
Dominion Resources, Inc.:
2.6686% 9/30/66 (l)	13,469	11,387
7.5% 6/30/66 (l)	1,102	1,157
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,521	2,621
6.5% 9/15/37	1,418	1,774
National Grid PLC 6.3% 8/1/16	376	431
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21	$ 2,313	$ 2,335
5.25% 9/15/17	497	546
5.4% 7/15/14	1,249	1,353
5.45% 9/15/20	598	649
5.8% 2/1/42	3,125	3,195
5.95% 6/15/41	5,667	5,751
6.25% 12/15/40	1,190	1,257
6.4% 3/15/18	1,230	1,412
6.8% 1/15/19	2,710	3,152
San Diego Gas & Electric Co. 3% 8/15/21	1,493	1,534
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	2,776	2,776
		43,608
TOTAL UTILITIES		192,330
TOTAL NONCONVERTIBLE BONDS		2,015,149
TOTAL CORPORATE BONDS (Cost $1,990,624)		2,034,376
U.S. Government and Government Agency Obligations - 9.3%

U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority 3.875% 2/15/21	28,100	31,378
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	39,583	52,877
2.125% 2/15/41	64,865	87,238
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		140,115
U.S. Treasury Obligations - 8.3%
U.S. Treasury Bonds:
3.75% 8/15/41	41,060	46,706
4.375% 5/15/41	112,996	142,534
U.S. Treasury Notes:
0.25% 9/15/14	38,209	38,078
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.5% 8/15/14	$ 71,220	$ 71,470
0.625% 1/31/13	100,000	100,512
0.625% 7/15/14	504,383	507,929
0.75% 6/15/14	53,647	54,192
0.875% 11/30/16	18,924	18,840
1% 9/30/16	10,343	10,382
1.75% 10/31/18	19,686	19,987
2.125% 8/15/21	49,070	49,361
3.125% 4/30/17	167,670	185,642
3.125% 5/15/21 (j)	257,021	281,860
TOTAL U.S. TREASURY OBLIGATIONS		1,527,493
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,601,847)		1,698,986
U.S. Government Agency - Mortgage Securities - 7.3%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 4.8%
2.303% 6/1/36 (l)	151	159
2.636% 7/1/37 (l)	470	499
3% 12/1/26 (i)	11,000	11,263
3.5% 11/1/25 to 11/1/40	20,443	21,193
3.5% 12/1/26 (i)	4,300	4,468
3.5% 12/1/26 (i)	4,300	4,468
4% 4/1/24 to 11/1/41	76,118	79,524
4% 12/1/26 (i)	14,000	14,696
4% 12/1/26 (i)	6,580	6,907
4% 9/1/41	164	171
4% 10/1/41	9,406	9,838
4% 12/1/41 (i)	1,400	1,458
4% 12/1/41 (i)	2,600	2,708
4% 12/1/41 (i)	44,000	45,834
4% 12/1/41 (i)	28,000	29,167
4% 12/1/41 (i)	19,000	19,792
4.5% 4/1/18 to 11/1/41 (i)	173,210	183,794
4.5% 12/1/26 (i)	21,000	22,323
4.5% 12/1/41 (i)	44,300	46,831
5% 12/1/25 to 5/1/40	44,638	47,975
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - continued
5% 12/1/41 (i)	$ 11,500	$ 12,359
5.5% 6/1/33 to 3/1/40	67,887	73,788
5.5% 12/1/41 (i)	3,500	3,799
5.5% 12/1/41 (i)	2,700	2,931
6% 6/1/35 to 11/1/39	116,976	128,535
6% 12/1/41 (i)	54,800	60,066
6% 12/1/41 (i)	34,300	37,596
6% 12/1/41 (i)	9,200	10,084
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		882,226
Freddie Mac - 1.3%
3.171% 10/1/35 (l)	213	227
4% 12/1/40 to 11/1/41	14,258	14,940
4% 12/1/41 (i)	19,000	19,758
4% 1/1/42 (i)	19,000	19,719
4.5% 5/1/39 to 10/1/41	57,491	60,712
4.5% 12/1/41 (i)	7,100	7,475
4.5% 12/1/41 (i)	5,000	5,264
5% 3/1/19 to 12/1/40	47,740	51,187
5.5% 5/1/27 to 1/1/40	39,461	42,606
5.5% 12/1/41 (i)	3,500	3,778
6% 7/1/37 to 8/1/37	1,301	1,425
6.5% 3/1/36	3,808	4,226
TOTAL FREDDIE MAC		231,317
Ginnie Mae - 1.2%
3.5% 12/1/41 (i)	10,600	10,987
3.5% 1/1/42 (i)	10,600	10,953
4% 1/15/25 to 11/15/41	25,263	27,009
4% 12/1/41 (i)	4,200	4,478
4% 12/1/41 (i)	11,500	12,262
4% 12/1/41 (i)	15,700	16,740
4% 12/1/41 (i)	14,100	15,034
4% 12/1/41 (i)	1,600	1,706
4% 1/1/42 (i)	14,100	14,993
4.5% 5/15/39 to 3/20/41	37,700	41,011
4.5% 12/1/41 (i)	300	326
4.5% 12/1/41 (i)	1,500	1,630
4.5% 12/1/41 (i)	1,300	1,412
4.5% 1/1/42 (i)	1,600	1,735
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 5/15/38 to 9/15/40	$ 27,862	$ 30,727
5% 12/1/41 (i)	6,700	7,374
5% 12/1/41 (i)	1,800	1,981
5% 12/1/41 (i)	6,700	7,374
5% 1/1/42 (i)	8,500	9,337
5.5% 12/15/38 to 9/15/39	2,149	2,405
6% 2/15/34	8,120	9,149
TOTAL GINNIE MAE		228,623
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,332,526)		1,342,166
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7272% 4/25/35 (l)	998	644
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.9072% 3/25/34 (l)	323	242
Series 2005-HE2 Class M2, 0.7072% 4/25/35 (l)	93	90
Series 2006-OP1 Class M4, 0.6272% 4/25/36 (l)	62	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (l)	472	5
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)	2,460	2,504
Series 2011-1 Class A2, 2.15% 1/15/16	4,540	4,596
Series 2011-3 Class A2, 1.81% 5/15/16	4,060	4,084
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	539	540
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9572% 12/25/33 (l)	65	51
Series 2004-R2 Class M3, 0.8072% 4/25/34 (l)	101	32
Series 2005-R2 Class M1, 0.7072% 4/25/35 (l)	1,567	1,381
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0247% 3/25/34 (l)	36	25
Series 2004-W11 Class M2, 0.9572% 11/25/34 (l)	426	352
Series 2004-W7 Class M1, 0.8072% 5/25/34 (l)	1,108	800
Series 2006-W4 Class A2C, 0.4172% 5/25/36 (l)	1,024	265
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0822% 4/25/34 (l)	1,966	1,346
Series 2006-HE2 Class M1, 0.6272% 3/25/36 (l)	97	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Axon Financial Funding Ltd. 0.9743% 4/4/17 (d)(g)(l)	$ 4,820	$ 0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (l)	1,063	936
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	403	409
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7048% 7/20/39 (g)(l)	213	154
Class B, 1.0048% 7/20/39 (g)(l)	200	79
Class C, 1.3548% 7/20/39 (g)(l)	258	8
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5572% 7/25/36 (l)	4,366	185
Series 2006-NC4 Class M1, 0.5572% 10/25/36 (l)	2,725	34
Series 2007-RFC1 Class A3, 0.3972% 12/25/36 (l)	1,368	418
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,405
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.5272% 10/25/35 (l)	1,053	999
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3172% 6/25/47 (l)	19	18
Series 2007-4 Class A1A, 0.4596% 9/25/37 (l)	234	222
Series 2007-5 Class 2A1, 0.3572% 9/25/47 (l)	2,014	1,958
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	251	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2272% 4/25/34 (l)	121	59
Series 2004-4 Class M2, 1.0522% 6/25/34 (l)	446	194
Series 2005-3 Class MV1, 0.6772% 8/25/35 (l)	317	309
Series 2005-AB1 Class A2, 0.4672% 8/25/35 (l)	14	14
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)	95	95
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.715% 5/28/35 (l)	30	19
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4322% 8/25/34 (l)	221	128
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0822% 3/25/34 (l)	17	3
Series 2006-FF14 Class A2, 0.3172% 10/25/36 (l)	707	679
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	4,990	5,005
Franklin Auto Trust Series 2007-1 Class C, 5.43% 2/16/15	426	426
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7472% 1/25/35 (l)	720	227
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2005-A:
Class M4, 0.9372% 1/25/35 (l)	$ 276	$ 64
Series 2006-D Class M1, 0.4872% 11/25/36 (l)	81	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (g)(l)	2,160	1,080
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	622	573
GE Business Loan Trust:
Series 2003-1 Class A, 0.679% 4/15/31 (g)(l)	175	166
Series 2006-2A:
Class A, 0.429% 11/15/34 (g)(l)	1,145	947
Class B, 0.529% 11/15/34 (g)(l)	414	267
Class C, 0.629% 11/15/34 (g)(l)	687	340
Class D, 0.999% 11/15/34 (g)(l)	262	58
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7581% 6/25/42 (l)	387	302
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9072% 6/25/34 (l)	2,032	1,250
Series 2007-HE1 Class M1, 0.5072% 3/25/47 (l)	820	34
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6572% 9/25/46 (g)(l)	247	131
Class C, 0.8072% 9/25/46 (g)(l)	1,159	153
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5772% 8/25/33 (l)	278	192
Series 2003-3 Class M1, 1.5472% 8/25/33 (l)	538	424
Series 2003-5 Class A2, 0.9572% 12/25/33 (l)	25	17
Series 2005-5 Class 2A2, 0.5072% 11/25/35 (l)	20	20
Series 2006-1 Class 2A3, 0.4822% 4/25/36 (l)	465	452
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5448% 3/20/36 (l)	482	390
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4472% 1/25/37 (l)	1,137	381
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5572% 7/25/36 (l)	2,497	54
Series 2007-CH1:
Class AV4, 0.3872% 11/25/36 (l)	1,136	953
Class MV1, 0.4872% 11/25/36 (l)	923	451
Series 2007-CH3 Class M1, 0.5572% 3/25/37 (l)	397	45
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6902% 12/27/29 (l)	478	419
Series 2006-A Class 2C, 1.5102% 3/27/42 (l)	2,016	536
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3372% 6/25/34 (l)	66	41
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	$ 8	$ 9
Class C, 5.691% 10/20/28 (g)	4	4
Class D, 6.01% 10/20/28 (g)	45	45
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5172% 10/25/36 (l)	407	12
Series 2007-HE1 Class M1, 0.5572% 5/25/37 (l)	596	16
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0072% 7/25/34 (l)	119	75
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2322% 7/25/34 (l)	413	278
Series 2006-FM1 Class A2B, 0.3672% 4/25/37 (l)	1,341	960
Series 2006-OPT1 Class A1A, 0.5172% 6/25/35 (l)	2,206	1,579
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5972% 8/25/34 (l)	44	33
Series 2005-NC1 Class M1, 0.6972% 1/25/35 (l)	303	194
Series 2005-NC2 Class B1, 1.4272% 3/25/35 (l)	316	40
Series 2007-HE2 Class M1, 0.5072% 1/25/37 (l)	2,297	10
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (n)	1,137	99
Series 2006-3 Class AIO, 7.1% 1/25/12 (n)	160	1
Series 2006-4:
Class AIO, 6.35% 2/27/12 (n)	774	6
Class D, 1.3572% 5/25/32 (l)	1,544	3
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	1,101	31
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	936	33
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7672% 9/25/35 (l)	1,083	499
Series 2005-D Class M2, 0.7272% 2/25/36 (l)	593	59
Ocala Funding LLC:
Series 2005-1A Class A, 1.7548% 3/20/10 (d)(g)(l)	429	0
Series 2006-1A Class A, 1.6548% 3/20/11 (d)(g)(l)	892	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (l)	21	21
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (l)	67	65
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5072% 9/25/34 (l)	405	139
Class M4, 1.7072% 9/25/34 (l)	519	117
Series 2005-WCH1:
Class M2, 0.7772% 1/25/36 (l)	1,817	1,552
Class M3, 0.8172% 1/25/36 (l)	363	226
Class M4, 1.0872% 1/25/36 (l)	1,120	433
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WHQ2 Class M7, 1.5072% 5/25/35 (l)	$ 990	$ 7
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4872% 12/25/36 (l)	271	6
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0572% 4/25/33 (l)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0522% 3/25/35 (l)	1,045	650
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9772% 1/25/36 (l)	9	0*
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3947% 3/20/19 (FGIC Insured) (g)(l)	443	424
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2971% 6/15/33 (l)	965	465
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	455	0*
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9822% 9/25/34 (l)	51	20
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	442	457
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1172% 9/25/34 (l)	22	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9409% 4/6/42 (g)(l)	1,498	45
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	674	0*
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (g)	6	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2183% 10/25/44 (g)(l)	1,358	598
TOTAL ASSET-BACKED SECURITIES (Cost $63,634)		57,909
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (g)	1,553	1,572
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.8978% 1/25/34 (l)	1,265	1,086
Series 2004-1 Class 2A2, 2.7468% 10/25/34 (l)	1,291	1,096
Series 2004-A Class 2A2, 2.8465% 2/25/34 (l)	654	555
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (l)	$ 99	$ 84
Class 2A2, 2.8579% 3/25/34 (l)	755	667
Series 2004-D Class 2A2, 2.8816% 5/25/34 (l)	1,124	967
Series 2004-G Class 2A7, 2.8232% 8/25/34 (l)	1,059	792
Series 2004-H Class 2A1, 2.7576% 9/25/34 (l)	924	758
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 4.2221% 10/25/36 (g)(l)(n)	30,452	1,705
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.8172% 1/25/35 (l)	1,520	1,071
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.7783% 2/25/37 (l)	321	288
Series 2007-A2 Class 2A1, 2.8024% 7/25/37 (l)	3,236	3,196
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2676% 8/25/34 (l)	797	783
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,019	214
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7502% 7/16/34 (g)(l)	12	12
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7757% 11/25/34 (l)	149	129
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (l)	1,092	961
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3548% 12/20/54 (l)	142	68
Series 2006-1A Class C2, 1.4548% 12/20/54 (g)(l)	4,917	2,336
Series 2006-2 Class C1, 1.1948% 12/20/54 (l)	4,095	1,945
Series 2006-3 Class C2, 0.7548% 12/20/54 (l)	853	405
Series 2006-4:
Class B1, 0.3448% 12/20/54 (l)	3,154	2,523
Class C1, 0.6348% 12/20/54 (l)	1,928	916
Class M1, 0.4248% 12/20/54 (l)	829	572
Series 2007-1:
Class 1C1, 0.8548% 12/20/54 (l)	1,671	794
Class 1M1, 0.5548% 12/20/54 (l)	1,114	769
Class 2C1, 1.2148% 12/20/54 (l)	760	361
Class 2M1, 0.7548% 12/20/54 (l)	1,431	987
Series 2007-2 Class 2C1, 0.6817% 12/17/54 (l)	1,981	941
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.8592% 1/20/44 (l)	326	206
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	$ 1,730	$ 1,812
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8352% 8/25/36 (l)	1,792	1,327
Series 2004-A3 Class 4A1, 2.7488% 7/25/34 (l)	909	866
Series 2004-A5 Class 2A1, 2.3661% 12/25/34 (l)	1,077	954
Series 2006-A2 Class 5A1, 2.7145% 11/25/33 (l)	2,490	2,232
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	450
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (l)	649	408
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (l)	1,172	762
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.419% 6/15/22 (g)(l)	188	177
Class C, 0.439% 6/15/22 (g)(l)	1,165	1,089
Class D, 0.449% 6/15/22 (g)(l)	448	417
Class E, 0.459% 6/15/22 (g)(l)	717	663
Class F, 0.489% 6/15/22 (g)(l)	1,164	1,065
Class G, 0.559% 6/15/22 (g)(l)	269	242
Class H, 0.579% 6/15/22 (g)(l)	538	478
Class J, 0.619% 6/15/22 (g)(l)	628	553
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6121% 8/25/34 (l)	1,235	1,117
Series 2005-A2 Class A7, 2.6206% 2/25/35 (l)	853	799
Series 2006-A6 Class A4, 2.7758% 10/25/33 (l)	1,018	896
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5472% 7/25/35 (l)	1,561	1,181
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5572% 3/25/37 (l)	2,236	88
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6593% 10/25/35 (l)	647	483
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5978% 7/10/35 (g)(l)	1,028	720
Class B6, 3.0978% 7/10/35 (g)(l)	219	138
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	629	664
Series 2004-SL3 Class A1, 7% 8/25/16	32	32
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7072% 6/25/33 (g)(l)	$ 241	$ 221
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	129	46
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (l)	27	18
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3214% 4/25/33 (l)	335	296
Series 2003-20 Class 1A1, 5.5% 7/25/33	262	264
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (l)	2,485	1,795
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.476% 8/25/33 (l)	612	588
Series 2005-AR3 Class A2, 2.5815% 3/25/35 (l)	1,707	1,391
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.7143% 12/25/34 (l)	540	514
Series 2004-H Class A1, 2.7287% 6/25/34 (l)	959	895
Series 2004-W Class A9, 2.6198% 11/25/34 (l)	3,511	3,122
Series 2005-AR10 Class 2A2, 2.7102% 6/25/35 (l)	452	400
Series 2005-AR12:
Class 2A5, 2.7172% 7/25/35 (l)	8,875	7,750
Class 2A6, 2.7172% 7/25/35 (l)	390	336
Series 2005-AR2 Class 2A2, 2.7259% 3/25/35 (l)	1,733	1,421
Series 2005-AR3 Class 2A1, 2.7113% 3/25/35 (l)	679	581
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,156)		68,010
Commercial Mortgage Securities - 1.5%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8296% 2/14/43 (l)	671	686
Class A3, 6.8796% 2/14/43 (l)	724	744
Class A6, 7.45% 2/14/43 (l)	1,067	1,093
Class PS1, 1.3848% 2/14/43 (l)(n)	2,504	36
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7126% 5/10/45 (l)	956	1,012
Series 2006-5:
Class A2, 5.317% 9/10/47	3,000	3,027
Class A3, 5.39% 9/10/47	1,272	1,311
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,920
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-4 Class A3, 5.7926% 2/10/51 (l)	$ 910	$ 956
Series 2006-6 Class E, 5.619% 10/10/45 (g)	527	94
Series 2007-2:
Class B, 5.8173% 4/10/49 (l)	51	16
Class C, 5.655% 4/10/49 (l)	135	34
Class D, 5.655% 4/10/49 (l)	67	7
Series 2007-3:
Class A3, 5.6235% 6/10/49 (l)	1,523	1,583
Class A4, 5.6235% 6/10/49 (l)	1,901	2,007
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,128
Series 2004-2:
Class A3, 4.05% 11/10/38	138	140
Class A4, 4.153% 11/10/38	1,157	1,200
Series 2005-1 Class A3, 4.877% 11/10/42	709	709
Series 2007-1 Class A2, 5.381% 1/15/49	1,287	1,288
Series 2001-3 Class H, 6.562% 4/11/37 (g)	510	510
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	228	226
Class K, 6.15% 5/11/35 (g)	424	419
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	2,833	2,956
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.559% 3/15/22 (g)(l)	392	378
Class D, 0.609% 3/15/22 (g)(l)	397	383
Class E, 0.649% 3/15/22 (g)(l)	328	317
Class F, 0.719% 3/15/22 (g)(l)	467	444
Class G, 0.779% 3/15/22 (g)(l)	303	282
Series 2006-BIX1:
Class D, 0.459% 10/15/19 (g)(l)	669	639
Class E, 0.489% 10/15/19 (g)(l)	663	623
Class F, 0.559% 10/15/19 (g)(l)	1,987	1,848
Class G, 0.579% 10/15/19 (g)(l)	935	827
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1072% 12/25/33 (g)(l)	53	37
Series 2004-1:
Class A, 0.6172% 4/25/34 (g)(l)	880	731
Class B, 2.1572% 4/25/34 (g)(l)	99	56
Class M1, 0.8172% 4/25/34 (g)(l)	79	56
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class M2, 1.4572% 4/25/34 (g)(l)	$ 73	$ 50
Series 2004-2:
Class A, 0.6872% 8/25/34 (g)(l)	717	587
Class M1, 0.8372% 8/25/34 (g)(l)	123	90
Series 2004-3:
Class A1, 0.6272% 1/25/35 (g)(l)	1,596	1,199
Class A2, 0.6772% 1/25/35 (g)(l)	229	161
Class M1, 0.7572% 1/25/35 (g)(l)	275	159
Class M2, 1.2572% 1/25/35 (g)(l)	131	63
Series 2005-2A:
Class A1, 0.5672% 8/25/35 (g)(l)	1,159	886
Class M1, 0.6872% 8/25/35 (g)(l)	63	36
Class M2, 0.7372% 8/25/35 (g)(l)	104	56
Class M3, 0.7572% 8/25/35 (g)(l)	57	30
Class M4, 0.8672% 8/25/35 (g)(l)	53	26
Series 2005-3A:
Class A1, 0.5772% 11/25/35 (g)(l)	467	349
Class A2, 0.6572% 11/25/35 (g)(l)	421	317
Class M1, 0.6972% 11/25/35 (g)(l)	55	33
Class M2, 0.7472% 11/25/35 (g)(l)	70	40
Class M3, 0.7672% 11/25/35 (g)(l)	63	34
Class M4, 0.8572% 11/25/35 (g)(l)	78	38
Series 2005-4A:
Class A2, 0.6472% 1/25/36 (g)(l)	1,060	751
Class B1, 1.6572% 1/25/36 (g)(l)	92	16
Class M1, 0.7072% 1/25/36 (g)(l)	342	190
Class M2, 0.7272% 1/25/36 (g)(l)	103	52
Class M3, 0.7572% 1/25/36 (g)(l)	150	70
Class M4, 0.8672% 1/25/36 (g)(l)	83	36
Class M5, 0.9072% 1/25/36 (g)(l)	83	31
Class M6, 0.9572% 1/25/36 (g)(l)	88	24
Series 2006-1:
Class A2, 0.6172% 4/25/36 (g)(l)	163	120
Class M1, 0.6372% 4/25/36 (g)(l)	58	33
Class M2, 0.6572% 4/25/36 (g)(l)	62	33
Class M3, 0.6772% 4/25/36 (g)(l)	53	26
Class M4, 0.7772% 4/25/36 (g)(l)	30	14
Class M5, 0.8172% 4/25/36 (g)(l)	29	12
Class M6, 0.8972% 4/25/36 (g)(l)	58	22
Series 2006-2A:
Class A1, 0.4872% 7/25/36 (g)(l)	2,415	1,778
Class A2, 0.5372% 7/25/36 (g)(l)	143	92
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class B1, 1.1272% 7/25/36 (g)(l)	$ 54	$ 15
Class B3, 2.9572% 7/25/36 (g)(l)	81	14
Class M1, 0.5672% 7/25/36 (g)(l)	150	85
Class M2, 0.5872% 7/25/36 (g)(l)	106	54
Class M3, 0.6072% 7/25/36 (g)(l)	88	44
Class M4, 0.6772% 7/25/36 (g)(l)	59	28
Class M5, 0.7272% 7/25/36 (g)(l)	73	31
Class M6, 0.7972% 7/25/36 (g)(l)	109	33
Series 2006-3A:
Class B1, 1.0572% 10/25/36 (g)(l)	106	7
Class B2, 1.6072% 10/25/36 (g)(l)	62	1
Class M4, 0.6872% 10/25/36 (g)(l)	117	15
Class M5, 0.7372% 10/25/36 (g)(l)	140	15
Class M6, 0.8172% 10/25/36 (g)(l)	274	21
Series 2006-4A:
Class A1, 0.4872% 12/25/36 (g)(l)	591	377
Class A2, 0.5272% 12/25/36 (g)(l)	2,893	1,720
Class B1, 0.9572% 12/25/36 (g)(l)	92	10
Class B2, 1.5072% 12/25/36 (g)(l)	94	8
Class B3, 2.7072% 12/25/36 (g)(l)	154	6
Class M1, 0.5472% 12/25/36 (g)(l)	192	78
Class M2, 0.5672% 12/25/36 (g)(l)	128	47
Class M3, 0.5972% 12/25/36 (g)(l)	130	42
Class M4, 0.6572% 12/25/36 (g)(l)	155	42
Class M5, 0.6972% 12/25/36 (g)(l)	143	26
Class M6, 0.7772% 12/25/36 (g)(l)	128	18
Series 2007-1:
Class A2, 0.5272% 3/25/37 (g)(l)	611	336
Class B1, 0.9272% 3/25/37 (g)(l)	195	18
Class B2, 1.4072% 3/25/37 (g)(l)	141	8
Class B3, 3.6072% 3/25/37 (g)(l)	109	3
Class M1, 0.5272% 3/25/37 (g)(l)	171	62
Class M2, 0.5472% 3/25/37 (g)(l)	129	37
Class M3, 0.5772% 3/25/37 (g)(l)	115	25
Class M4, 0.6272% 3/25/37 (g)(l)	93	17
Class M5, 0.6772% 3/25/37 (g)(l)	143	21
Class M6, 0.7572% 3/25/37 (g)(l)	200	24
Series 2007-2A:
Class A1, 0.5272% 7/25/37 (g)(l)	561	298
Class A2, 0.5772% 7/25/37 (g)(l)	525	193
Class B1, 1.8572% 7/25/37 (g)(l)	162	7
Class B2, 2.5072% 7/25/37 (g)(l)	111	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M1, 0.6272% 7/25/37 (g)(l)	$ 185	$ 33
Class M2, 0.6672% 7/25/37 (g)(l)	101	14
Class M3, 0.7472% 7/25/37 (g)(l)	102	12
Class M4, 0.9072% 7/25/37 (g)(l)	202	19
Class M5, 1.0072% 7/25/37 (g)(l)	178	14
Class M6, 1.2572% 7/25/37 (g)(l)	226	14
Series 2007-3:
Class A2, 0.5472% 7/25/37 (g)(l)	623	353
Class B1, 1.2072% 7/25/37 (g)(l)	139	12
Class B2, 1.8572% 7/25/37 (g)(l)	347	20
Class B3, 4.2572% 7/25/37 (g)(l)	100	3
Class M1, 0.5672% 7/25/37 (g)(l)	124	27
Class M2, 0.5972% 7/25/37 (g)(l)	133	25
Class M3, 0.6272% 7/25/37 (g)(l)	208	34
Class M4, 0.7572% 7/25/37 (g)(l)	327	49
Class M5, 0.8572% 7/25/37 (g)(l)	171	23
Class M6, 1.0572% 7/25/37 (g)(l)	130	14
Series 2007-4A:
Class B1, 2.8072% 9/25/37 (g)(l)	217	3
Class B2, 3.7072% 9/25/37 (g)(l)	124	1
Class M1, 1.2072% 9/25/37 (g)(l)	208	20
Class M2, 1.3072% 9/25/37 (g)(l)	208	16
Class M4, 1.8572% 9/25/37 (g)(l)	529	21
Class M5, 2.0072% 9/25/37 (g)(l)	529	16
Class M6, 2.2072% 9/25/37 (g)(l)	530	11
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(n)	1,777	62
Series 2007-5A, Class IO, 4.1484% 10/25/37 (g)(l)(n)	4,342	418
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.899% 3/15/19 (g)(l)	323	309
Class J, 1.099% 3/15/19 (g)(l)	309	265
Series 2007-BBA8:
Class D, 0.499% 3/15/22 (g)(l)	452	414
Class E, 0.549% 3/15/22 (g)(l)	2,347	2,134
Class F, 0.599% 3/15/22 (g)(l)	1,440	1,282
Class G, 0.649% 3/15/22 (g)(l)	369	325
Class H, 0.799% 3/15/22 (g)(l)	452	388
Class J, 0.949% 3/15/22 (g)(l)	452	356
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	89	89
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	$ 297	$ 304
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,811
Series 2007-PW16:
Class A4, 5.7153% 6/11/40 (l)	534	574
Class AAB, 5.7153% 6/11/40 (l)	4,740	5,066
Series 2007-PW18:
Class A2, 5.613% 6/11/50	290	300
Class A4, 5.7% 6/11/50	4,380	4,717
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,375
Series 2006-PW14 Class X2, 0.6503% 12/11/38 (g)(l)(n)	10,396	141
Series 2006-T22 Class A4, 5.5329% 4/12/38 (l)	114	127
Series 2006-T24 Class X2, 0.4418% 10/12/41 (g)(l)(n)	2,380	21
Series 2007-PW16:
Class B, 5.7153% 6/11/40 (g)(l)	146	66
Class C, 5.7153% 6/11/40 (g)(l)	122	40
Class D, 5.7153% 6/11/40 (g)(l)	122	31
Series 2007-PW18 Class X2, 0.315% 6/11/50 (g)(l)(n)	79,526	770
Series 2007-T28:
Class A1, 5.422% 9/11/42	4	4
Class X2, 0.1653% 9/11/42 (g)(l)(n)	34,536	243
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (g)(l)	501	220
C-BASS Trust floater Series 2006-SC1 Class A, 0.5272% 5/25/36 (g)(l)	581	414
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,072	1,111
Class XCL, 2.2133% 5/15/35 (g)(l)(n)	3,773	96
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5578% 8/15/21 (g)(l)	150	148
Class G, 0.5778% 8/15/21 (g)(l)	405	393
Class H, 0.6178% 8/15/21 (g)(l)	324	300
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,873
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	1,358	1,276
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	882	882
Class A2, 5.6972% 12/10/49 (l)	1,210	1,223
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2007-C6:
Class A4, 5.6972% 12/10/49 (l)	$ 3,035	$ 3,287
Series 2008-C7 Class A2B, 6.072% 12/10/49 (l)	912	940
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	4,053	4,190
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	942
Class C, 5.476% 12/11/49	1,717	234
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8157% 5/15/46 (l)	912	952
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	219
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.799% 4/15/17 (g)(l)	61	54
Class H, 0.869% 4/15/17 (g)(l)	130	107
Class J, 1.099% 4/15/17 (g)(l)	100	72
Series 2005-FL11:
Class C, 0.549% 11/15/17 (g)(l)	696	633
Class D, 0.589% 11/15/17 (g)(l)	36	33
Class E, 0.639% 11/15/17 (g)(l)	128	114
Class F, 0.699% 11/15/17 (g)(l)	141	124
Class G, 0.749% 11/15/17 (g)(l)	98	85
Series 2006-CN2A:
Class A2FL, 0.4675% 2/5/19 (g)(l)	1,390	1,314
Class AJFL, 0.5075% 2/5/19 (l)	640	620
Series 2006-FL12 Class AJ, 0.379% 12/15/20 (g)(l)	1,300	1,179
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	9	9
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,688
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	1,592	1,546
Class AJFX, 5.478% 2/5/19 (g)	2,940	2,919
Series 2007-C9 Class A4, 5.8137% 12/10/49 (l)	2,018	2,207
Series 2006-C8 Class XP, 0.4626% 12/10/46 (l)(n)	12,088	117
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,155
Series 2007-C2:
Class A2, 5.448% 1/15/49 (l)	6,302	6,305
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A3, 5.542% 1/15/49 (l)	$ 1,824	$ 1,865
Series 2007-C3 Class A4, 5.7135% 6/15/39 (l)	549	567
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,351	3,425
Series 2006-C5 Class ASP, 0.6678% 12/15/39 (l)(n)	8,413	107
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	825	849
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.599% 4/15/22 (g)(l)	3,254	2,343
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2002-CP5 Class A1, 4.106% 12/15/35	29	29
Series 2004-C1:
Class A3, 4.321% 1/15/37	66	66
Class A4, 4.75% 1/15/37	425	446
Series 2001-CK6 Class AX, 0.7797% 8/15/36 (l)(n)	546	1
Series 2001-CKN5 Class AX, 1.7172% 9/15/34 (g)(l)(n)	1,543	2
Series 2006-C1 Class A3, 5.4197% 2/15/39 (l)	3,381	3,567
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.399% 2/15/22 (g)(l)	345	290
Class C:
0.419% 2/15/22 (g)(l)	1,416	1,140
0.519% 2/15/22 (g)(l)	506	379
Class F, 0.569% 2/15/22 (g)(l)	1,011	738
Series 2007-C1:
Class ASP, 0.3867% 2/15/40 (l)(n)	14,245	119
Class B, 5.487% 2/15/40 (g)(l)	1,394	209
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (g)	600	598
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	5,679
Series 2001-1 Class X1, 1.2539% 5/15/33 (g)(l)(n)	1,127	10
Series 2007-C1 Class XP, 0.192% 12/10/49 (l)(n)	14,530	72
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.578% 12/10/41 (l)(n)	1,978	0*
Series 2005-C1 Class X2, 0.5531% 5/10/43 (l)(n)	3,329	10
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (g)(l)	343	330
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	$ 1,824	$ 1,871
Series 2007-GG9 Class A4, 5.444% 3/10/39	2,652	2,800
Series 2005-GG3 Class XP, 0.6577% 8/10/42 (g)(l)(n)	11,642	17
Series 2006-GG7 Class A3, 5.8769% 7/10/38 (l)	2,404	2,403
Series 2007-GG11 Class A1, 0.2869% 12/10/49 (g)(l)(n)	19,348	135
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6175% 6/6/20 (g)(l)	207	194
Class F, 0.6875% 6/6/20 (g)(l)	634	588
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(l)	1,144	1,100
Class D, 2.3636% 3/6/20 (g)(l)	2,144	2,050
Class F, 2.8433% 3/6/20 (g)(l)	94	90
Class G, 3.0177% 3/6/20 (g)(l)	47	45
Class H, 3.5846% 3/6/20 (g)(l)	42	40
Class J, 4.4568% 3/6/20 (g)(l)	60	58
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	243	244
Series 2005-GG4 Class XP, 0.7107% 7/10/39 (g)(l)(n)	15,037	57
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,923	2,946
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	445	447
Series 2007-GG10 Class A2, 5.778% 8/10/45	415	423
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.419% 11/15/18 (g)(l)	517	471
Class C, 0.459% 11/15/18 (g)(l)	368	327
Class D, 0.479% 11/15/18 (g)(l)	162	141
Class E, 0.529% 11/15/18 (g)(l)	234	196
Class F, 0.579% 11/15/18 (g)(l)	350	291
Class G, 0.609% 11/15/18 (g)(l)	305	244
Class H, 0.749% 11/15/18 (g)(l)	234	178
sequential payer:
Series 2006-CB14 Class A3B, 5.4927% 12/12/44 (l)	2,241	2,319
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	638
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	$ 363	$ 373
Class A3, 5.336% 5/15/47	380	395
Series 2007-CB19 Class A4, 5.7385% 2/12/49 (l)	3,198	3,405
Series 2007-LD11 Class A2, 5.8017% 6/15/49 (l)	2,552	2,585
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,063	2,076
Class A3, 5.42% 1/15/49	2,510	2,650
Series 2005-CB13 Class E, 5.3476% 1/12/43 (g)(l)	461	18
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,370	6,533
Series 2006-CB17 Class A3, 5.45% 12/12/43	255	257
Series 2007-CB18 Class A1, 5.32% 6/12/47 (l)	1	1
Series 2007-CB19:
Class B, 5.7385% 2/12/49 (l)	78	28
Class C, 5.7385% 2/12/49 (l)	204	62
Class D, 5.7385% 2/12/49 (l)	214	48
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	174	23
Class CS, 5.466% 1/15/49 (l)	75	9
Class ES, 5.5379% 1/15/49 (g)(l)	472	25
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	35	35
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.942% 7/15/44 (l)	743	806
Series 1998-C1 Class D, 6.98% 2/18/30	168	171
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1075% 4/25/21 (l)	29	20
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	123	125
Series 2006-C6 Class A2, 5.262% 9/15/39 (l)	114	114
Series 2006-C7:
Class A2, 5.3% 11/15/38	637	639
Class A3, 5.347% 11/15/38	679	728
Series 2007-C1 Class A4, 5.424% 2/15/40	2,738	2,943
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,080
Series 2001-C3 Class B, 6.512% 6/15/36	253	255
Series 2005-C3 Class XCP, 0.7121% 7/15/40 (l)(n)	2,075	7
Series 2006-C6 Class XCP, 0.6749% 9/15/39 (l)(n)	3,889	49
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (l)(n)	1,566	14
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	$ 1,140	$ 1,220
Series 2007-C7:
Class A3, 5.866% 9/15/45	972	1,041
Class XCP, 0.2822% 9/15/45 (l)(n)	66,651	530
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.479% 9/15/21 (g)(l)	292	257
Class E, 0.539% 9/15/21 (g)(l)	1,054	917
Class F, 0.589% 9/15/21 (g)(l)	868	746
Class G, 0.609% 9/15/21 (g)(l)	1,714	1,354
Class H, 0.649% 9/15/21 (g)(l)	442	332
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,621
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2202% 11/12/37 (l)	618	625
Series 2005-LC1 Class F, 5.3796% 1/12/44 (g)(l)	793	401
Series 2006-C1 Class A2, 5.6206% 5/12/39 (l)	883	906
Series 2007-C1 Class A4, 5.8279% 6/12/50 (l)	3,452	3,731
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,090
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.363% 12/12/49 (l)	180	179
sequential payer:
Series 2006-1 CLass A3, 5.4769% 2/12/39 (l)	970	987
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	784	829
Series 2007-5:
Class A3, 5.364% 8/12/48	356	368
Class A4, 5.378% 8/12/48	36	37
Class B, 5.479% 8/12/48	2,736	975
Series 2007-6:
Class A1, 5.175% 3/12/51	3	3
Class A4, 5.485% 3/12/51 (l)	7,400	7,598
Series 2007-7 Class A4, 5.7419% 6/12/50 (l)	3,192	3,326
Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	3,777	3,961
Series 2006-4 Class XP, 0.6162% 12/12/49 (l)(n)	14,993	261
Series 2007-6 Class B, 5.635% 3/12/51 (l)	912	281
Series 2007-7 Class B, 5.7419% 6/12/50 (l)	79	12
Series 2007-8 Class A3, 5.966% 8/12/49 (l)	787	847
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (g)(l)	272	160
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XCLA Class A1, 0.449% 7/17/17 (g)(l)	$ 211	$ 194
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (g)(l)	523	483
Class D, 0.439% 10/15/20 (g)(l)	507	460
Class E, 0.499% 10/15/20 (g)(l)	634	570
Class F, 0.549% 10/15/20 (g)(l)	380	327
Class G, 0.589% 10/15/20 (g)(l)	470	399
Class H, 0.679% 10/15/20 (g)(l)	296	222
Class J, 0.829% 10/15/20 (g)(l)	173	104
Class MHRO, 0.939% 10/15/20 (g)(l)	369	303
Class NHRO, 1.139% 10/15/20 (g)(l)	557	446
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	970	983
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	462	481
Series 2007-IQ13 Class A1, 5.05% 3/15/44	26	26
Series 2007-T25 Class A1, 5.391% 11/12/49	66	66
Series 2003-IQ6 Class X2, 0.5872% 12/15/41 (g)(l)(n)	5,397	0*
Series 2005-IQ9 Class X2, 1.0813% 7/15/56 (g)(l)(n)	8,118	16
Series 2006-HQ10 Class X2, 0.4922% 11/12/41 (g)(l)(n)	6,128	33
Series 2006-HQ8 Class A3, 5.4703% 3/12/44 (l)	428	430
Series 2006-IQ11:
Class A3, 5.6935% 10/15/42 (l)	974	1,003
Class A4, 5.7295% 10/15/42 (l)	274	304
Series 2006-T23 Class A3, 5.8123% 8/12/41 (l)	466	473
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,368	1,426
Class AAB, 5.654% 4/15/49	2,650	2,803
Class B, 5.7222% 4/15/49 (l)	224	47
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	54	54
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5233% 9/15/21 (g)(l)	1,239	939
Class F, 0.5833% 9/15/21 (g)(l)	1,426	1,014
Class G, 0.6033% 9/15/21 (g)(l)	1,351	920
Class J, 0.8433% 9/15/21 (g)(l)	300	183
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP1, 0.949% 6/15/20 (g)(l)	$ 98	$ 88
Class AP2, 1.049% 6/15/20 (g)(l)	163	144
Class F, 0.729% 6/15/20 (g)(l)	3,171	2,061
Class LXR1, 0.949% 6/15/20 (g)(l)	112	91
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	1,090	1,095
Series 2003-C8 Class A3, 4.445% 11/15/35	3,348	3,359
Series 2006-C29 Class A3, 5.313% 11/15/48	2,422	2,495
Series 2007-C30:
Class A3, 5.246% 12/15/43	783	790
Class A4, 5.305% 12/15/43	268	277
Class A5, 5.342% 12/15/43	976	1,005
Series 2007-C31 Class A4, 5.509% 4/15/47	2,061	2,139
Series 2007-C32:
Class A2, 5.7374% 6/15/49 (l)	2,811	2,865
Class A3, 5.7424% 6/15/49 (l)	1,548	1,603
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(l)	433	425
Series 2005-C19 Class B, 4.892% 5/15/44	912	843
Series 2005-C22:
Class B, 5.3591% 12/15/44 (l)	2,022	1,460
Class F, 5.3591% 12/15/44 (g)(l)	1,521	580
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	5,005	5,492
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	2,736	1,174
Class D, 5.513% 12/15/43 (l)	1,459	450
Class XP, 0.437% 12/15/43 (g)(l)(n)	8,158	89
Series 2007-C31 Class C, 5.6857% 4/15/47 (l)	251	47
Series 2007-C31A Class A2, 5.421% 4/15/47	6,390	6,536
Series 2007-C32:
Class D, 5.7424% 6/15/49 (l)	685	217
Class E, 5.7424% 6/15/49 (l)	1,080	270
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.899% 2/15/51 (l)	604	625
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $216,113)		268,484
Municipal Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	$ 1,700	$ 1,732
California Gen. Oblig. 7.5% 4/1/34	3,275	3,840
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,050	4,185
Series 2011:
5.665% 3/1/18	3,000	3,170
5.877% 3/1/19	2,915	3,093
TOTAL MUNICIPAL SECURITIES (Cost $14,930)		16,020
Foreign Government and Government Agency Obligations - 0.1%

Brazilian Federative Republic 5.625% 1/7/41	2,875	3,256
Chilean Republic:
3.25% 9/14/21	6,210	6,226
7.125% 1/11/12	1,794	1,806
United Mexican States 6.05% 1/11/40	3,926	4,642
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,233)		15,930
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $137)	143	150
Floating Rate Loans - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (l)	8,407	5,885
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (l)	3,487	3,435
		9,320
Media - 0.1%
Dallas Sports & Entertainment LP term loan 11/18/16 (l)	12	10
Hicks Sports Group LLC Tranche 2LN, term loan 12/22/11 (d)(l)	2,738	3
Newsday LLC term loan 10.5% 8/1/13	7,000	7,193
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Tribune Co. Tranche X, term loan 3/17/09 (d)(l)	$ 1,188	$ 701
Univision Communications, Inc. term loan 4.51% 3/31/17 (l)	11,193	9,906
		17,813
Specialty Retail - 0.1%
Claire's Stores, Inc. term loan 3.0391% 5/29/14 (l)	2,200	1,892
Michaels Stores, Inc.:
Tranche B1, term loan 2.6617% 10/31/13 (l)	4,256	4,139
Tranche B2, term loan 4.9117% 7/31/16 (l)	1,495	1,458
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (l)	4,928	4,706
		12,195
TOTAL CONSUMER DISCRETIONARY		39,328
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (l)	5,975	5,826
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (l)	3,825	3,749
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CEVA Group PLC:
Credit-Linked Deposit 3.3686% 11/4/13 (l)	222	204
EGL term loan 3.4281% 11/4/13 (l)	2,202	2,025
term loan 3.4281% 11/4/13 (l)	266	245
		2,474
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 4.4933% 10/10/16 (l)	784	701
term loan 4.6914% 10/10/16 (l)	6,221	5,568
		6,269
TOTAL FINANCIALS		8,743
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Genoa Healthcare Group LLC Tranche 2, term loan 11.25% 2/4/13 (l)	$ 2,500	$ 1,825
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.01% 6/15/15 (l)	17,840	16,859
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (l)	2,250	2,183
		20,867
INDUSTRIALS - 0.1%
Airlines - 0.0%
US Airways Group, Inc. term loan 2.76% 3/23/14 (l)	4,529	3,895
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.4875% 2/7/15 (l)	985	690
Machinery - 0.1%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (l)	4,474	4,429
TOTAL INDUSTRIALS		9,014
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Avaya, Inc.:
term loan 3.2561% 10/27/14 (l)	1,793	1,663
Tranche B 3LN, term loan 5.0061% 10/26/17 (l)	3,602	3,188
SafeNet, Inc. Tranche 2LN, term loan 6.26% 4/12/15 (l)	7,500	6,975
		11,826
Internet Software & Services - 0.0%
Airvana Networks Solutions, Inc. term loan 10% 3/25/15 (l)	1,857	1,857
IT Services - 0.0%
Ceridian Corp. term loan 3.3531% 11/8/14 (l)	2,200	1,969
First Data Corp. term loan 4.2572% 3/24/18 (l)	4,730	3,926
		5,895
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 6.1186% 6/11/15 (l)	$ 23,730	$ 21,950
SS&C Technologies, Inc. term loan 4.25% 11/23/12 (l)	267	265
		22,215
TOTAL INFORMATION TECHNOLOGY		41,793
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (l)	5,745	4,539
Wireless Telecommunication Services - 0.2%
Asurion LLC:
term loan 9% 5/24/19 (l)	6,210	5,985
Tranche B, term loan 5.5% 5/24/18 (l)	4,921	4,761
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	12,355	12,114
term loan 6.875% 8/11/15	1,702	1,664
		24,524
TOTAL TELECOMMUNICATION SERVICES		29,063
UTILITIES - 0.2%
Electric Utilities - 0.1%
Bicent Power LLC Tranche 2LN, term loan 4.37% 12/31/14 (l)	810	24
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7478% 10/10/17 (l)	25,196	16,472
		16,496
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc.:
(Coal) Tranche B, term loan 9.25% 8/5/16 (l)	214	213
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Dynegy, Inc.: - continued
(Gas) Tranche B, term loan 9.25% 8/5/16 (l)	$ 397	$ 397
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (l)	12,400	11,284
		11,894
TOTAL UTILITIES		28,390
TOTAL FLOATING RATE LOANS (Cost $197,564)		186,773
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,344)	3,066	3,412
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)(l) (Cost $554)	975	680
Fixed-Income Funds - 7.8%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	2,529,627	271,910
Fidelity Mortgage Backed Securities Central Fund (m)	10,692,093	1,151,859
TOTAL FIXED-INCOME FUNDS (Cost $1,340,953)		1,423,769
Money Market Funds - 3.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	558,995,360	$ 558,995
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	28,940,275	28,940
TOTAL MONEY MARKET FUNDS (Cost $587,935)		587,935
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $17,323,892)		18,975,909
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(665,126)
NET ASSETS - 100%		$ 18,310,783
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 12/1/26	$ (6,800)	(7,065)
3.5% 12/1/26	(4,300)	(4,468)
3.5% 12/1/26	(12,000)	(12,468)
4% 12/1/26	(7,400)	(7,768)
4% 12/1/26	(6,600)	(6,928)
4.5% 12/1/41	(2,500)	(2,643)
4.5% 12/1/41	(21,000)	(22,200)
4.5% 12/1/41	(1,300)	(1,374)
4.5% 12/1/41	(500)	(529)
5% 12/1/41	(15,000)	(16,121)
5.5% 12/1/41	(6,200)	(6,730)
5.5% 12/1/41	(2,700)	(2,931)
6% 12/1/41	(34,300)	(37,596)
6% 12/1/41	(34,300)	(37,596)
6% 12/1/41	(11,300)	(12,386)
6% 12/1/41	(9,200)	(10,084)
6% 12/1/41	(9,200)	(10,084)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(198,971)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
4% 12/1/41	$ (19,000)	$ (19,758)
4.5% 12/1/41	(200)	(211)
4.5% 12/1/41	(2,000)	(2,106)
5.5% 12/1/41	(14,000)	(15,113)
5.5% 12/1/41	(3,500)	(3,778)
5.5% 12/1/41	(3,500)	(3,778)
TOTAL FREDDIE MAC		(44,744)
Ginnie Mae
3.5% 12/1/41	(10,600)	(10,987)
4% 12/1/41	(15,700)	(16,740)
4% 12/1/41	(1,600)	(1,706)
4% 12/1/41	(14,100)	(15,034)
4% 12/1/41	(800)	(853)
4% 12/1/41	(14,100)	(15,034)
4% 12/1/41	(1,600)	(1,706)
4% 1/1/42	(200)	(213)
4.5% 12/1/41	(200)	(217)
4.5% 12/1/41	(1,600)	(1,738)
4.5% 12/1/41	(1,300)	(1,412)
4.5% 1/1/42	(100)	(108)
5% 12/1/41	(8,500)	(9,355)
5% 12/1/41	(6,700)	(7,374)
5% 1/1/42	(1,000)	(1,099)
TOTAL GINNIE MAE		(83,576)
TOTAL TBA SALE COMMITMENTS (Proceeds $326,685)		$ (327,291)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,560,000) (k)

	Sept. 2037	$ 7,759	$ (7,322)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (k)	Sept. 2037	6,359	(6,001)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $566,000) (k)	Sept. 2037	1,458	(1,376)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (k)	Sept. 2037	6,359	(6,001)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,332,000) (k)	Sept. 2037	6,184	(5,836)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,025,000) (k)	Sept. 2037	5,309	(5,010)
		$ 33,428	$ (31,546)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $637,861,000 or 3.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $33,772,000.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,237,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 10,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 22,038
HMH Holdings, Inc.	3/9/10	$ 633
Legend Pictures LLC	9/23/10	$ 35,000
Michael Kors Holdings Ltd.	7/8/11	$ 30,000
Station Holdco LLC	6/17/11	$ 1,331
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,358
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 248
Fidelity Corporate Bond 1-10 Year Central Fund	3,041
Fidelity Mortgage Backed Securities Central Fund	9,143
Fidelity Securities Lending Cash Central Fund	528
Total	$ 12,960
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 277,955	$ -	$ -	$ 271,910	41.7%
Fidelity Mortgage Backed Securities Central Fund	1,146,867	9,143	-	1,151,859	9.0%
Total	$ 1,424,822	$ 9,143	$ -	$ 1,423,769
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ 14,652	$ 376	$ -	$ -	$ 15,012
Neurocrine Biosciences, Inc.	22,913	-	-	-	24,405
Total	$ 37,565	$ 376	$ -	$ -	$ 39,417
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,592,063	$ 1,468,314	$ 57,741	$ 66,008
Consumer Staples	1,424,926	1,340,687	84,239	-
Energy	1,540,488	1,540,488	-	-
Financials	1,211,050	1,163,593	36,097	11,360
Health Care	1,163,606	1,160,614	2,992	-
Industrials	1,163,633	1,163,578	-	55
Information Technology	2,492,228	2,469,202	-	23,026
Materials	402,320	335,522	66,798	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	98,727	98,727	-	-
Utilities	180,280	118,192	62,088	-
Investment Companies	1,988	-	1,988	-
Corporate Bonds	2,034,376	-	2,023,490	10,886
U.S. Government and Government Agency Obligations	1,698,986	-	1,698,986	-
U.S. Government Agency - Mortgage Securities	1,342,166	-	1,342,166	-
Asset-Backed Securities	57,909	-	46,393	11,516
Collateralized Mortgage Obligations	68,010	-	65,957	2,053
Commercial Mortgage Securities	268,484	-	240,283	28,201
Municipal Securities	16,020	-	16,020	-
Foreign Government and Government Agency Obligations	15,930	-	15,930	-
Supranational Obligations	150	-	150	-
Floating Rate Loans	186,773	-	186,773	-
Bank Notes	3,412	-	3,412	-
Preferred Securities	680	-	680	-
Fixed-Income Funds	1,423,769	1,423,769	-	-
Money Market Funds	587,935	587,935	-	-
Total Investments in Securities:	$ 18,975,909	$ 12,870,621	$ 5,952,183	$ 153,105
Derivative Instruments:
Liabilities
Swap Agreements	$ (31,546)	$ -	$ (31,546)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (327,291)	$ -	$ (327,291)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 144,675
Total Realized Gain (Loss)	530
Total Unrealized Gain (Loss)	(4,875)
Cost of Purchases	4
Proceeds of Sales	(2,154)
Amortization/Accretion	(205)
Transfers in to Level 3	18,078
Transfers out of Level 3	(2,948)
Ending Balance	$ 153,105
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (4,937)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $17,416,849,000. Net unrealized appreciation aggregated $1,559,060,000, of which $2,218,896,000 related to appreciated investment securities and $659,836,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $33,428,000 representing 0.18% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012